                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           JAMES R. SCHMANK, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                  Date of reporting period: September 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may
use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Explanatory Note: The Registrant, Security Income Fund, contains three series.
This filing on Form N-CSR (including all exhibits) relates solely to the Capital
Preservation Series.

ITEM 1.  REPORTS TO STOCKHOLDERS.
Security SM Funds

ANNUAL REPORT September 30, 2003 • Security Capital Preservation Fund

SECURITY FUNDS

MANAGER'S COMMENTARY

NOVEMBER 15, 2003

TO OUR SHAREHOLDERS:

Overall, the U.S. fixed income markets performed well during the twelve months ended September 30, 2003. During this period, the broad bond market, as represented by the Lehman Aggregate Bond Index, produced a total return of
5.41%, while the Lehman U.S. Treasury Index gained 3.26%. Within the Aggregate
Index, U.S. credits contributed most attractively with a total return of 10.47%, reversing the performance trend of 2002.

For the twelve months as a whole, the U.S. Treasury yield curve steepened. While short-term rates followed the federal funds rate lower, yields on the longer end of the curve moved modestly higher. Three-month Treasury bill yields fell 0.61%
to 0.94% and two-year Treasury note yields decreased 0.23% to 1.46%, while ten-year Treasury yields rose 0.34% to 3.93%, and thirty-year Treasury yields increased 0.21% to 4.88%.

The Fund remained diversified across the major sectors of the investment grade fixed income market. As of September 30, 2003, the average duration of the portfolio was 3.36 years, with an average quality of AA+. The portfolio was allocated 28% to corporate bonds, 41% to mortgage-backed securities, 16% to asset-backed securities, 13% to U.S. Treasuries/agencies and 2% to cash equivalents and other investments, including Wrapper Agreements. This allocation of fixed income securities was intentionally weighted towards the corporate, asset-backed and mortgage-backed sectors, as these sectors have historically offered higher yields than U.S. government securities. Unlike the previous twelve month period, all three of the "spread" sectors outperformed U.S.
Treasuries on a total return basis. The mortgage-backed sector was volatile, however, due to the impact of higher prepayments, as lower interest rates continued to fuel record refinancing activity. In addition, the asset-backed sector performed well, led by the manufactured housing sub-sector. Also performing well were commercial mortgage-backed securities, with a nominal return of 6.00%. Within the Index, lower-rated credits outperformed higher-rated credits, with Aaa quality issues up 3.66% for the past twelve months, versus a gain of 15.41% for Baa's.

As noted earlier, the U.S. credit sector represented the best performing segment for the past twelve months. This transpired as last year's headlines about corporate earnings quality, accounting integrity concerns, ratings downgrades, and high profile corporate bankruptcies moved off the front page, re-shifting the market's focus to geopolitical concerns. Within the Fund's corporate bond allocation, roughly 7% was allocated to the U.S. high yield sector, via the
Scudder High Income Plus Fund. This positioning successfully enabled the Fund to benefit from the broad tightening of yield spreads over U.S. Treasuries. In addition, the Fund's Global Asset Allocation (GAA) overlay strategy, which evaluates bond, cash, and currency opportunities across domestic and international markets, contributed handsomely to overall performance results.

As of September 30, 2003, the Fund held 7 Wrapper Agreements, which are intended to stabilize the Fund's $10 net asset value (NAV) per share. These wrapper issuers include Bank of America, N.A., Transamerica Life Insurance & Annuity
Co., JPMorgan Chase Bank, CDC Financial Products, Inc., Security Life of Denver
Insurance Company, Prudential Insurance Company of America and most recently,
Royal Bank of Canada.

The staff of the Securities and Exchange Commission has inquired as to the valuation methodology for Wrapper Agreements utilized by "stable value" mutual funds including Scudder PreservationPlus Income Portfolio. In the event that the commissioners of the Securities and Exchange Commission determine that the valuation method currently utilized by "stable value" mutual funds is no longer an acceptable practice, and that wrapper contracts should be valued based on their probable cash flows, the fair value of the Wrapper Agreements would be different and may result in an increase or decrease to the net asset value of the Capital Preservation Fund (see Note 6 in the fund's Notes to Financial
Statements).

Looking ahead, our strategy is to continue to focus on those spread sectors of the fixed income markets, primarily corporate, mortgage- and asset-backed securities, that we believe represent the greatest value at the highest quality and maximum yields possible.

Sincerely,

Eric Kirsch, John Axtell and Louis R. D'Arienzo
Portfolio Managers of the PreservationPlus
Income Portfolio

1 The Capital Preservation Fund is not a money market fund and there can be no assurance that it will be able to maintain a stable share price.

2 Performance figures are based on Class A shares and do not reflect deduction of the sales charge or taxes that a shareholder would pay on distributions or the redemption of fund shares. Fee waivers and/or reimbursements, reduced Fund expenses and in the absence of such waivers, the performance quoted would be reduced.

--------------------------------------------------------------------------------

SECURITY FUNDS

MANAGER'S COMMENTARY (CONTINUED)

NOVEMBER 15, 2003

================================ PERFORMANCE ===================================

                             AVERAGE ANNUAL RETURNS
                            AS OF SEPTEMBER 30, 2003

                               1 YEAR    3 YEAR      SINCE INCEPTION
----------------------------------------------------------------------
A Shares                        3.64%     4.90%      5.35% (05/03/99)

A Shares with sales charge      0.03%     3.67%      4.51% (05/03/99)

B Shares                        3.12%     4.40%      4.84% (05/03/99)

B Shares with CDSC             (1.88%)    3.48%      4.45% (05/03/99)

C Shares                        3.36%     4.65%      5.09% (05/03/99)

C Shares with CDSC              2.36%     4.65%      5.09% (05/03/99)

The performance data above represents past performance which is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. Such figures would be lower if the maximum sales charge was deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Security Capital
Preservation Fund on May 3, 1999, and reflects deduction of the 3.50% maximum sales load. On September 30, 2003 the value of your investment in Class A shares of the Fund (with dividends reinvested) would have grown to $12,148. By comparison, the same $10,000 investment would have been $13,085 based on the
Lehman 1-3 yr. Government/Credit Index's performance.

--------------------------------------------------------------------------------

SECURITY CAPITAL PRESERVATION FUND
STATEMENT OF ASSETS AND LIABILITIES
.................................................................................
SEPTEMBER 30, 2003

ASSETS
     Investment in PreservationPlus Income Portfolio,
         at value ................................................   $ 471,808,596
     Fund shares sold ............................................       3,889,743
     Prepaid expenses ............................................          65,857
                                                                     -------------
         Total assets ............................................     475,764,196
                                                                     -------------

LIABILITIES
     Dividends payable ...........................................       1,131,258
     Due to PreservationPlus Income Portfolio ....................       1,299,225
     Fund shares redeemed ........................................         315,260
     Accrued expenses and other liabilities ......................         480,849
                                                                     -------------
         Total liabilities .......................................       3,226,592
                                                                     -------------
     Net assets ..................................................   $ 472,537,604
                                                                     =============

NET ASSETS CONSIST OF:
     Paid-in capital .............................................   $ 478,502,858
     Undistributed net investment income .........................       2,618,242
     Accumulated net realized gain/(loss) from
         investments, futures contracts and
         foreign currency transactions ...........................        (882,939)
     Net unrealized appreciation on investments, futures
         contracts and foreign currency contracts ................      27,702,759
     Unrealized depreciation on Wrapper
         Agreements ..............................................     (35,403,316)
                                                                     -------------
              Total net assets ...................................   $ 472,537,604
                                                                     =============
CLASS "A" SHARES

     Capital shares outstanding ..................................      29,451,332
     Net assets ..................................................   $ 294,500,537
     Net asset value per share ...................................   $       10.00
                                                                     =============
     Offering price per share (net asset value
         divided by 96.5%) .......................................   $       10.36
                                                                     =============
CLASS "B" SHARES

     Capital shares outstanding ..................................       3,599,148
     Net assets ..................................................   $  35,989,209
     Net asset value per share ...................................   $       10.00
                                                                     =============
CLASS "C" SHARES

     Capital shares outstanding ..................................      14,205,016
     Net assets ..................................................   $ 142,047,858
     Net asset value per share ...................................   $       10.00
                                                                     =============

                             SEE ACCOMPANYING NOTES

--------------------------------------------------------------------------------

SECURITY CAPITAL PRESERVATION FUND
STATEMENT OF OPERATIONS
.................................................................................
FOR THE YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME:
     Interest and dividends ...............................   $ 23,364,701
     Credit rate interest .................................      3,202,324
     Mortgage dollar roll income ..........................        372,215
     Expenses allocated from PreservationPlus
         Income Portfolio(1) ..............................     (4,210,006)
                                                              ------------
     Income, net of expenses allocated
         from PreservationPlus Income Portfolio ...........     22,729,234
                                                              ------------

EXPENSES:
     Administration and management services fees ..........      1,527,264
     12b-1 distribution fees
         Class A ..........................................        994,502
         Class B ..........................................        227,577
         Class C ..........................................        492,455
     Registration fees ....................................        142,796
     Reports to shareholders ..............................         16,814
     Transfer agent fees ..................................        321,862
     Custodian fees .......................................         15,942
     Trustee fees .........................................         14,621
     Other fees ...........................................         67,109
                                                              ------------
         Total expenses ...................................      3,820,942
                                                              ------------
              Net investment income .......................     18,908,292
                                                              ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)ON
  INVESTMENTS AND WRAPPER AGREEMENTS:
     Net realized gain/(loss) from:
         Investment transactions ..........................      3,665,843
         Foreign currency transactions ....................      3,142,445
         Futures transactions .............................     (1,561,665)
                                                              ------------
     Net realized gain ....................................      5,246,623
                                                              ------------

     Net change in unrealized appreciation/depreciation on:
         Investments, foreign currency and
           futures contracts ..............................      3,987,967
         Wrapper Agreements ...............................     (9,606,805)
                                                              ------------
     Net unrealized loss ..................................     (5,618,838)
                                                              ------------

     Net realized and unrealized gain (loss) on
         investments and Wrapper Agreements ...............       (372,215)
                                                              ------------
     Net increase in net assets from operations ...........   $ 18,536,077
                                                              ============

                             SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------

SECURITY CAPITAL PRESERVATION FUND
STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                                            FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                            SEPTEMBER 30, 2003     SEPTEMBER 30, 2002
                                                            ------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income .................................   $  18,908,292          $  15,823,781
     Net realized gain (loss) from investments,
         futures and foreign currency transactions .........       5,246,623              3,282,793
     Net change in unrealized appreciation/depreciation on
         investments, foreign currency and futures contracts       3,987,967             11,675,356
     Net change in unrealized appreciation/depreciation on
         wrapper agreements ................................      (9,606,805)           (14,958,149)
                                                               -------------          -------------
         Net increase in net assets resulting
                  from operations ..........................      18,536,077             15,823,781
                                                               -------------          -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
         Class A ...........................................     (14,256,925)           (14,387,845)
         Class B ...........................................        (923,776)              (415,488)
         Class C ...........................................      (3,227,212)            (1,138,943)
         Class S ...........................................              --                 (8,896)
     Net realized gain
         Class A ...........................................      (3,117,657)                    --
         Class B ...........................................        (198,350)                    --
         Class C ...........................................        (570,281)                    --
                                                               -------------          -------------
              Total distributions to shareholders ..........     (22,294,201)           (15,951,172)
                                                               -------------          -------------
CAPITAL TRANSACTIONS IN SHARES
     OF BENEFICIAL INTEREST:
     Proceeds from sale of shares
         Class A ...........................................     323,888,187            334,760,022
         Class B ...........................................      23,253,464             19,385,335
         Class C ...........................................     102,144,988             74,023,809
         Class S ...........................................              --                488,504
     Distributions reinvested
         Class A ...........................................      16,799,587             14,170,605
         Class B ...........................................       1,005,221                366,514
         Class C ...........................................       3,297,115              1,048,316
         Class S ...........................................              --                  8,444
     Cost of shares redeemed
         Class A ...........................................    (404,593,991)          (195,522,909)
         Class B ...........................................      (8,752,651)            (2,103,199)
         Class C ...........................................     (18,557,635)           (25,100,698)
         Class S ...........................................              --               (602,078)
                                                               -------------          -------------
     Net increase in net assets from capital
         transactions in shares of beneficial interest .....      38,484,285            220,922,665
                                                               -------------          -------------
     Net increase in net assets ............................      34,726,161            220,795,274

NET ASSETS:
     Beginning of period ...................................     437,811,443            217,016,169
                                                               -------------          -------------
     End of period .........................................   $ 472,537,604          $ 437,811,443
                                                               =============          =============

                             SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
.................................................................................
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CAPITAL PRESERVATION FUND (CLASS A SHARES)

                                                                      FISCAL PERIOD ENDED
                                                  -------------------------------------------------------------
                                                  9-30-03      9-30-02      9-30-01      9-30-00     9-30-99 (a)
                                                  --------     --------     --------     --------    ----------
PER SHARE DATA

NET ASSET VALUE BEGINNING OF PERIOD ...........   $  10.00     $  10.00     $  10.00     $  10.00     $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .........................       0.36         0.48         0.60         0.65         0.22

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income .........................      (0.36)       (0.48)       (0.60)       (0.65)       (0.22)
Realized Gains ................................      (0.08)          --           --           --           --
Reverse Stock Split (d) .......................       0.08           --           --           --           --
                                                  --------     --------     --------     --------     --------
   Total Distributions ........................      (0.36)       (0.48)       (0.60)       (0.65)       (0.22)
                                                  --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .................   $  10.00     $  10.00     $  10.00     $  10.00     $  10.00
                                                  ========     ========     ========     ========     ========
TOTAL INVESTMENT RETURN (b) ...................       3.64%        4.94%        6.15%        6.65%        2.24%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..........   $294,501     $361,411     $208,117     $198,235     $ 25,261
Ratio of Net Investment Income
    to Average Net Assets .....................       3.68%        4.72%        6.00%        6.51%        6.16%
Ratio of Expenses to Average Net Assets (c) ...       1.45%        1.37%        1.20%        1.00%        1.26%
Ratio of Expenses to Average Net Assets
   Before Waivers (c) .........................       1.53%        1.50%        1.61%        1.64%        2.18%

SECURITY CAPITAL PRESERVATION FUND (CLASS B SHARES)

                                                                      FISCAL PERIOD ENDED
                                                  -------------------------------------------------------------
                                                  9-30-03      9-30-02      9-30-01      9-30-00     9-30-99 (a)
                                                  --------     --------     --------     --------    ----------
PER SHARE DATA

NET ASSET VALUE BEGINNING OF PERIOD ...........   $  10.00     $  10.00     $  10.00     $  10.00     $  10.00
INCOME FROM INVESTMENT OPERATIONS:

Net Investment Income .........................       0.31         0.43         0.55         0.60         0.20
DISTRIBUTIONS TO SHAREHOLDERS:

Net Investment Income .........................      (0.31)       (0.43)       (0.55)       (0.60)       (0.20)
Realized Gains ................................      (0.08)          --           --           --           --
Reverse Stock Split (d) .......................       0.08           --           --           --           --
                                                  --------     --------     --------     --------     --------
   Total Distributions ........................      (0.31)       (0.43)       (0.55)       (0.60)       (0.20)
                                                  --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .................   $  10.00     $  10.00     $  10.00     $  10.00     $  10.00
                                                  ========     ========     ========     ========     ========
TOTAL INVESTMENT RETURN (B) ...................       3.12%        4.42%        5.68%        6.12%        2.03%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..........   $ 35,989     $ 20,677     $  3,033     $    790     $    324
Ratio of Net Investment Income
    to Average Net Assets .....................       3.14%        4.07%        5.44%        6.01%        5.27%
Ratio of Expenses to Average Net Assets (c) ...       1.95%        1.89%        1.63%        1.50%        1.89%
Ratio of Expenses to Average Net Assets
   Before Waivers (c) .........................       2.03%        2.02%        2.04%        2.14%        2.81%

                             SEE ACCOMPANYING NOTES
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
.................................................................................
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CAPITAL PRESERVATION FUND (CLASS C SHARES)

                                                                      FISCAL PERIOD ENDED
                                                  -------------------------------------------------------------
                                                  9-30-03      9-30-02      9-30-01      9-30-00     9-30-99 (a)
                                                  --------     --------     --------     --------    ----------
PER SHARE DATA

NET ASSET VALUE BEGINNING OF PERIOD ...........   $  10.00     $  10.00     $  10.00     $  10.00     $  10.00

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income .........................       0.33         0.46         0.58         0.62         0.21

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income .........................      (0.33)       (0.46)       (0.58)       (0.62)       (0.21)
Realized Gains ................................      (0.08)          --           --           --           --
Reverse Stock Split (d) .......................       0.08           --           --           --           --
                                                  --------     --------     --------     --------     --------
   Total Distributions ........................      (0.33)       (0.46)       (0.58)       (0.62)       (0.21)
                                                  --------     --------     --------     --------     --------
NET ASSET VALUE END OF PERIOD .................   $  10.00     $  10.00     $  10.00     $  10.00     $  10.00
                                                  ========     ========     ========     ========     ========
TOTAL INVESTMENT RETURN (B) ...................       3.36%        4.68%        5.93%        6.39%        2.12%

RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ..........   $142,048     $ 55,723     $  5,762     $  1,697     $    194
Ratio of Net Investment Income
    to Average Net Assets .....................       3.38%        4.32%        5.72%        6.26%        5.51%
Ratio of Expenses to Average Net Assets (c) ...       1.70%        1.67%        1.41%        1.25%        1.64%
Ratio of Expenses to Average Net Assets
   Before Waivers (c) .........................       1.78%        1.80%        1.82%        1.89%        2.56%

(a)      Security Capital Preservation Fund Class A, B and C Shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through
         September 30, 1999. Percentage amounts, except for total return, have been annualized.
(b)      Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.
(c)      Ratio of expenses to average net assets includes expenses of the
         PreservationPlus Income Portfolio.
(d)      See Note 5 in Notes to Financial Statements.

                             SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
.................................................................................

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
     Security Capital Preservation Fund (the "Fund") seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value ("NAV") per share. Security Income Fund is an open-end management investment company (mutual fund) registered under the Investment CompanyAct of
1940 (the "Act"). The Fund is a separate series of Security Income Fund and currently offers three classes of shares (the "Shares"). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts ("TSA Accounts"), individual retirement accounts ("IRAs"), and to employees investing through participant-directed employee benefit plans.The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed. Class B and C shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares and redemptions within 1 year of acquisition for Class C shares incur a contingent deferred sales charge.

     Effective June 3, 2002, Class S shares were exchanged for Class C shares.

     The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the
"Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At
September 30, 2003, the Fund's investment was approximately 19.2% of the
Portfolio.

     The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES, SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
     Valuation of securities by the Portfolio is discussed in Note 1 of the
Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The Fund earns income, net of expenses, on its investment in the Portfolio.
All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

     Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of
Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

C. DISTRIBUTIONS
     It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. FEDERAL INCOME TAXES
     It is the Fund's policy to comply with the requirements of the Internal
Revenue Code and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

E. OTHER
     Security Income Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES
     The Fund has entered into an Administration and Services Agreement with
Security Management Company, LLC ("SMC"). Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund. SMC is paid an annual fixed charge per account as well as transaction fees for shareholder activity and dividend payments.

     Under a Sub-Accounting Agreement between SMC and Bankers Trust Company,
Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub-Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $16,000 per year.

     Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the
Fund's Board of Trustees and shareholders regarding the Portfolio's performance and the Fund's two-tier structure, and in general, assisting the

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
.................................................................................

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
Board of Trustees of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of
..20% of its average daily net assets, calculated daily and payable monthly.

     For the year ended September 30, 2003, Deutsche Asset Management, Inc.
waived its fees to the extent necessary to limit all expenses to .80% of the average daily net assets of the Portfolio. In addition, SMC has agreed to cap the annual expenses of the Fund at 1.50% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.

     The Fund has adopted Distribution Plans related to the offering of Class A,
B, and C shares pursuant to Rule 12b-1 of the Investment Company Act. The Plans
provide for payments at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares and
0.50% of the average daily net assets of Class C shares.

     Security Distributors, Inc. (SDl) is national distributor for the Fund. For the year ended September 30, 2003, SDI received net underwriting commissions on sales of shares in the amount of $9,334.

     Certain officers and trustees of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

NOTE 3 - SHARES OF BENEFICIAL INTEREST
At September 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

Year Ended September 30, 2003:

                            Shares      Shares         Shares         Reverse   lncrease (Decrease)
                             Sold     Reinvested      Redeemed         Split         Shares
---------------------------------------------------------------------------------------------------
     Class A              32,389,228   1,679,960    (40,458,532)     (311,766)    (6,701,110)
     Class B               2,325,369     100,517       (875,087)      (19,778)     1,531,021
     Class C              10,214,589     329,711     (1,855,694)      (56,904)     8,631,702

Year Ended September 30, 2002:

                            Shares      Shares         Shares   lncrease (Decrease)
                             Sold     Reinvested      Redeemed       Shares
-----------------------------------------------------------------------------------
     Class A              33,476,000   1,417,061    (19,552,291)   15,340,770
     Class B               1,938,535      36,651       (210,320)    1,764,866
     Class C               7,402,379     104,832     (2,510,070)    4,997,141
     Class S(2)               48,851         844        (60,208)      (10,513)

(2) Class S shares are for the period October 1, 2001 to June 3, 2002.

NOTE 4 - FEDERAL TAX MATTERS
The tax character of distributions paid during the fiscal years ended September
30, 2003 and September 30, 2002 were as follows:

YEAR          ORDINARY INCOME           CAPITAL GAIN
----------------------------------------------------
2003            $22,026,461               $267,740
2002            $15,951,172                  $--

As of September 30, 2003, the components of accumulated earnings (deficit) on a tax basis were as follows:

 UNDISTRIBUTED       UNDISTRIBUTED                     ACCUMULATED         OTHER          UNREALIZED            TOTAL
   ORDINARY            LONG-TERM        ACCUMULATED    CAPITAL AND       TEMPORARY       APPRECIATION        ACCUMULATED
    INCOME               GAIN            EARNINGS     OTHER LOSSES      DIFFERENCES     (DEPRECIATION)   EARNINGS (DEFICIT)
---------------------------------------------------------------------------------------------------------------------------
  $6,469,153           $382,062         $6,851,215      $     --       ($1,131,258)      $(11,685,211)      ($5,965,254)

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
.................................................................................

NOTE 5 - ADDITIONAL DISTRIBUTIONS
     In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of
$10 per share.

     On December 11, 2002, the Fund declared a capital gain distribution of
$0.08 per share and a corresponding reverse stock split of 0.992 per share.
There was no effect on the value of the total holdings of each shareholder
(assuming reinvestment of such distributions) as a result of this activity.

NOTE 6 - WRAPPER AGREEMENT VALUATION
     The staff of the Securities and Exchange Commission has inquired as to the valuation methodology for Wrapper Agreements utilized by "stable value" mutual funds including this Fund. In the event that the commissioners of the Securities
Exchange Commission determine that the valuation method currently utilized by
"stable value" mutual funds is no longer an acceptable practice, and wrapper contracts should be valued based on their probable cash flows, the fair value of the Portfolio's Wrapper Agreements would be different and the Fund would not be able to maintain a stable net asset value per share. To the extent that the
Wrapper Agreements are valued as a payable/receivable under the current method, the change would result in a net asset value per share of greater/less than $10 per share. At September 30, 2003, the Portfolio's Wrapper Agreements had a fair value of $85,925,819, which the Portfolio reflected as a payable to the wrapper providers, of which approximately $21,678,098 is allocable to Fund based on its ownership interest in the Portfolio.

--------------------------------------------------------------------------------
                                       10

--------------------------------------------------------------------------------
SECURITY INCOME FUND - SECURITY CAPITAL PRESERVATION FUND

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF SECURITY INCOME FUND - SECURITY CAPITAL
PRESERVATION FUND

We have audited the accompanying statement of assets and liabilities of Security
Capital Preservation Fund (the "Fund") as of September 30, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Security Capital Preservation Fund at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

Philadelphia, Pennsylvania
November 14, 2003

--------------------------------------------------------------------------------
                                       11

TAX DESIGNATION DISCLOSURE
.................................................................................

The Fund paid distributions of $267,740 from long-term capital gains during its year ended September 30, 2003, of which 100% represents 20% rate gains.

--------------------------------------------------------------------------------
                                       12

                        PRESERVATIONPLUS INCOME PORTFOLIO
                                  ANNUAL REPORT

                               SEPTEMBER 30, 2003

        The following financial statements should be read in conjunction with the Fund's financial statements.

--------------------------------------------------------------------------------
                                       13

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO

                                                       PRINCIPAL       MARKET
CORPORATE BONDS - 16.6%                                 AMOUNT         VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 1.4%
Albertson's, Inc.:
      7.25%, 5/1/2013 ............................   $    75,000   $    86,848
      7.5%, 2/15/2011 ............................     1,000,000     1,164,735
AOL Time Warner, Inc.:
      6.125%, 4/15/2006 ..........................     2,000,000     2,168,362
      7.625%, 4/15/2031 ..........................     1,000,000     1,136,675
      7.7%, 5/1/2032 .............................     2,000,000     2,296,176
Comcast Corp.:
      5.3%, 1/15/2014 ............................     1,000,000     1,009,391
      7.05%, 3/15/2033 ...........................     3,000,000     3,287,919
Costco Wholesale Corp.,
      5.5%, 3/15/2007 ............................     1,000,000     1,100,668
Delphi Automotive Systems Corp.,
      6.5%, 5/1/2009 .............................     1,000,000     1,068,271
Federated Department Stores,
      6.9%, 4/1/2029 .............................     1,000,000     1,097,285
FPL Group Capital, Inc.,
      7.375%, 6/1/2009 ...........................     1,000,000     1,177,701
Fred Meyer, Inc.,
      7.45%, 3/1/2008 ............................     1,000,000     1,159,229
Gannett Co., Inc.,
      6.375%, 4/1/2012 ...........................       500,000       567,087
Home Depot, Inc.,
      5.375%, 4/1/2006 ...........................     1,025,000     1,107,953
Liberty Media Corp.:
      3.5%, 9/25/2006 ............................     1,500,000     1,495,119
      8.5%, 7/15/2029 ............................       500,000       589,754
Marriott International, Inc., Series B,
      6.875%, 11/15/2005 .........................     1,000,000     1,092,841
News America Holdings, Inc.:
      6.55%, 3/15/2033 ...........................       500,000       523,150
      8.5%, 2/15/2005 ............................     1,000,000     1,081,671
Northwest Airlines Corp.,

      8.072%, 10/1/2019 ..........................       922,764     1,027,950
Target Corp.:

      5.375%, 6/15/2009 ..........................     1,000,000     1,090,924
      5.875%, 3/1/2012 ...........................     1,900,000     2,096,340
Viacom, Inc.:
      6.625%, 5/15/2011 ..........................     1,000,000     1,143,684
      7.7%, 7/30/2010 ............................     1,000,000     1,209,979
Walt Disney Co.:
      5.125%, 12/15/2003 .........................     1,000,000     1,008,060
      6.2%, 6/20/2014 ............................       425,000       461,762
Wyeth, 7.25%, 3/1/2023 ...........................     2,000,000     2,311,992
                                                                   -----------
                                                                    33,561,526
                                                                   -----------

                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 1.9%
Anheuser-Busch Companies, Inc.:
      6.0%, 4/15/2011 ............................   $ 1,000,000   $ 1,125,654
      7.5%, 3/15/2012 ............................     1,000,000     1,223,894
Archer-Daniels-Midland Co.,
      8.875%, 4/15/2011 ..........................     2,000,000     2,579,292
Cadbury Schweppes US Financial,
      144A, 3.875%, 10/1/2008 ....................     1,000,000     1,011,035
Campbell Soup Co.,
      5.5%, 3/15/2007 ............................     1,000,000     1,098,928
Coca-Cola Co.,
      4.0%, 6/1/2005 .............................     1,000,000     1,040,427
Coca-Cola Enterprises, Inc.:
      5.25%, 5/15/2007 ...........................     1,000,000     1,086,788
      6.125%, 8/15/2011 ..........................     1,000,000     1,122,200
Colgate-Palmolive Co.,
      Series E, 5.98%, 4/25/2012 .................     2,000,000     2,235,428
ConAgra Foods, Inc.:
      6.75%, 9/15/2011 ...........................     1,000,000     1,149,920
      7.4%, 9/15/2004 ............................     1,000,000     1,052,102
Coors Brewing Co.,
      6.375%, 5/15/2012 ..........................     1,000,000     1,114,498
General Mills, Inc.,
      5.125%, 2/15/2007 ..........................     1,000,000     1,076,034
Gillette Co.,
      4.0%, 6/30/2005 ............................     1,000,000     1,042,893
H.J. Heinz Finance Co.,
      6.0%, 3/15/2012 ............................     1,000,000     1,104,444
Kellogg Co.,
      6.6%, 4/1/2011 .............................     1,000,000     1,142,175
Kraft Foods, Inc.:
      4.625%, 11/1/2006 ..........................     1,000,000     1,051,005
      5.625%, 11/1/2011 ..........................     1,900,000     2,002,558
      6.25%, 6/1/2012 ............................     1,000,000     1,096,492
McDonald's Corp.,
      6.0%, 4/15/2011 ............................     1,000,000     1,091,734
Pepsi Bottling Holdings, Inc.,
      144A, 5.625%, 2/17/2009 ....................     1,000,000     1,107,124
Procter & Gamble Co.:
      6.875%, 9/15/2009 ..........................     1,000,000     1,180,096
      8.5%, 8/10/2009 ............................     1,000,000     1,256,428
Safeway, Inc.:
      4.8%, 7/16/2007 ............................     1,000,000     1,053,126
      6.5%, 11/15/2008 ...........................       825,000       925,586
Tyson Foods, Inc.,
      7.25%, 10/1/2006 ...........................       750,000       835,346
Unilever Capital Corp.:
      6.875%, 11/1/2005 ..........................     1,000,000     1,100,348
      7.125%, 11/1/2010 ..........................     2,500,000     2,962,105

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       14

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)
                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
UST, Inc.,
      6.625%, 7/15/2012 ..........................   $   400,000   $   447,522
Wal-Mart Stores, Inc.:
      4.375%, 7/12/2007 ..........................     1,000,000     1,052,657
      5.45%, 8/1/2006 ............................     4,000,000     4,359,928
      5.875%, 10/15/2005 .........................     1,000,000     1,084,042
      6.875%, 8/10/2009 ..........................     1,460,000     1,716,250
Wendy's International,
      6.25%, 11/15/2011 ..........................     1,000,000     1,111,370
                                                                   -----------
                                                                    45,639,429
                                                                   -----------
ENERGY - 1.3%
Alabama Power Co.,
      5.5%, 10/15/2017 ...........................       200,000       213,961
Amerada Hess Corp.,
      6.65%, 8/15/2011 ...........................     1,000,000     1,095,386
Anadarko Finance Co.,
      Series B, 7.5%, 5/1/2031 ...................       500,000       604,360
Anadarko Petroleum Corp.,
      5.375%, 3/1/2007 ...........................     1,230,000     1,334,340
Atlantic Richfield Co.,
      10.875%, 7/15/2005 .........................     1,000,000     1,158,984
BP Capital Markets America, Inc.,
      4.2%, 6/15/2018 ............................     1,000,000       956,679
Con Edison,
      5.1%, 6/15/2033 ............................       500,000       456,574
Conoco, Inc.:
      6.35%, 4/15/2009 ...........................     1,000,000     1,135,972
      6.95%, 4/15/2029 ...........................     1,000,000     1,152,192
Devon Energy Corp.:
      2.75%, 8/1/2006 ............................     3,000,000     3,022,083
      7.95%, 4/15/2032 ...........................       750,000       926,949
Devon Financing Corp. ULC,
      7.875%, 9/30/2031 ..........................       500,000       612,171
FirstEnergy Corp., Series B,
      6.45%, 11/15/2011 ..........................     1,000,000     1,043,500
Florida Power & Light Co.,
      5.625%, 4/1/2034 ...........................     1,000,000       994,217
Kinder Morgan Energy Partners LP,
      6.75%, 3/15/2011 ...........................       500,000       573,955
Lasmo USA, Inc., 7.5%,
      6/30/2006 ..................................     2,000,000     2,278,936
Marathon Oil Corp.,
      5.375%, 6/1/2007 ...........................     1,000,000     1,076,341
MidAmerican Energy Holdings Co.,
      3.5%, 5/15/2008 ............................     1,500,000     1,488,189
Nexen, Inc., 7.875%,
      3/15/2032 ..................................       500,000       604,562
Occidental Petroleum Corp.,
      7.375%, 11/15/2008 .........................     1,000,000     1,153,595

                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
Pemex Project Funding Master Trust:
      7.375%, 12/15/2014 .........................   $ 1,225,000   $ 1,316,875
      7.875%, 2/1/2009 ...........................     1,000,000     1,135,000
      8.625%, 2/1/2022 ...........................       636,000       709,140
Phillips Petroleum Co.,
      8.5%, 5/25/2005 ............................     1,000,000     1,110,203
Tosco Corp.,
       7.625%, 5/15/2006 .........................     1,250,000     1,416,976
Transocean Sedco Forex, Inc.,
      7.5%, 4/15/2031 ............................       500,000       584,563
Union Oil Co., 7.2%,
      5/15/2005 ..................................     1,000,000     1,078,627
Valero Energy Corp.,
      6.125%, 4/15/2007 ..........................     2,000,000     2,193,132
                                                                   -----------
                                                                    31,427,462
                                                                   -----------
FINANCIALS - 7.0%
ABN Amro Bank NV:
      7.125%, 6/18/2007 ..........................       250,000       287,419
      7.25%, 5/31/2005 ...........................     1,000,000     1,091,199
Allstate Corp.:
      5.35%, 6/1/2033 ............................       500,000       466,271
      7.875%, 5/1/2005 ...........................     1,000,000     1,096,331
American Express Co.,
      6.875%, 11/1/2005 ..........................     1,000,000     1,103,601
American General Finance Corp.:
      4.5%, 11/15/2007 ...........................     5,000,000     5,260,235
      5.75%, 3/15/2007 ...........................       700,000       768,294
      5.875%, 12/15/2005 .........................     1,440,000     1,556,228
American International Group, Inc.,
      144A, 4.25%, 5/15/2013 .....................     1,000,000       964,258
Associates Corp. NA,
      8.55%, 7/15/2009 ...........................     1,500,000     1,854,812
Avalonbay Communities,
      6.125%, 11/1/2012 ..........................     1,000,000     1,083,937
AXA Financial, Inc.,
      7.75%, 8/1/2010 ............................     1,000,000     1,197,650
Bank of America Corp.:
      4.875%, 1/15/2013 ..........................     1,000,000     1,017,978
      5.875%, 2/15/2009 ..........................     1,000,000     1,113,009
      7.125%, 9/15/2006 ..........................     1,000,000     1,135,420
      7.4%, 1/15/2011 ............................     4,000,000     4,751,520
Bank of New York Co., Inc.,
      7.3%, 12/1/2009 ............................     2,000,000     2,381,136
Bank One Corp.:
      5.25%, 1/30/2013 ...........................     2,000,000     2,086,686
      6.5%, 2/1/2006 .............................     1,000,000     1,100,909
      6.875%, 8/1/2006 ...........................     1,000,000     1,125,161
BankBoston NA, 6.5%,
      12/19/2007 .................................     1,000,000     1,128,945

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       15

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)
                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
BB&T Corp.,
      4.75%, 10/1/2012 ...........................   $ 1,000,000   $ 1,010,923
Bear Stearns & Co., Inc.:
      5.7%, 11/15/2014 ...........................       500,000       533,271
      7.625%, 2/1/2005 ...........................     1,000,000     1,081,432
Boeing Capital Corp.:
      6.1%, 3/1/2011 .............................       350,000       376,589
      6.35%, 11/15/2007 ..........................     1,425,000     1,573,230
Caterpillar Financial Service Corp.:
      2.59%, 7/15/2006 ...........................     1,000,000     1,010,765
      4.875%, 6/15/2007 ..........................     1,000,000     1,076,559
Charter One Bank Financial, Inc.,
      6.375%, 5/15/2012 ..........................       915,000     1,015,414
Chubb Corp., 6.0%,
      11/15/2011 .................................       500,000       544,774
CIT Group, Inc.,
      7.75%, 4/2/2012 ............................     1,000,000     1,186,867
Citigroup, Inc.:
      6.5%, 1/18/2011 ............................     5,000,000     5,713,330
      6.75%, 12/1/2005 ...........................     2,000,000     2,201,022
      7.25%, 10/1/2010 ...........................       500,000       592,240
Commercial Credit Group, Inc.,
      6.5%, 8/1/2004 .............................     1,000,000     1,042,128
Corp. Andina De Fomento,
      6.875%, 3/15/2012 ..........................       315,000       349,789
Credit Suisse First Boston USA, Inc.:
      4.625%, 1/15/2008 ..........................     2,000,000     2,107,142
      6.125%, 11/15/2011 .........................     1,500,000     1,643,153
EOP Operating LP:
      5.875%, 1/15/2013 ..........................     1,000,000     1,061,428
      7.75%, 11/15/2007 ..........................       350,000       407,019
Everest Reins Holdings Co.,
      8.75%, 3/15/2010 ...........................     1,000,000     1,205,577
Fidelity National Financial,
      5.25%, 3/15/2013 ...........................     1,000,000     1,006,554
Fifth Third Bancorp.,
      4.5%, 6/1/2018 .............................       500,000       469,750
Ford Motor Credit Co.:
      6.5%, 1/25/2007 ............................     9,000,000     9,511,272
      7.375%, 10/28/2009 .........................     1,000,000     1,065,903
General Electric Capital Corp.:
      4.25%, 1/15/2008 ...........................     4,000,000     4,187,044
      4.625%, 9/15/2009 ..........................     1,500,000     1,574,732
      5.0%, 2/15/2007 ............................     2,825,000     3,035,951
      5.875%, 2/15/2012 ..........................     2,000,000     2,173,414
      6.8%, 11/1/2005 ............................     2,000,000     2,204,702
      6.875%, 11/15/2010 .........................       800,000       930,319
      7.5%, 5/15/2005 ............................       500,000       548,456

                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
General Motors Acceptance Corp.:
      6.125%, 8/28/2007 ..........................   $ 5,000,000   $ 5,286,335
      7.5%, 7/15/2005 ............................     1,000,000     1,075,413
      7.75%, 1/19/2010 ...........................     2,000,000     2,201,010
Golden West Financial Corp.,
      4.75%, 10/1/2012 ...........................     1,000,000     1,021,270
Goldman Sachs Group, Inc.:
      4.75%, 7/15/2013 ...........................     3,000,000     2,968,989
      6.125%, 2/15/2033 ..........................     1,000,000     1,016,018
      6.875%, 1/15/2011 ..........................     1,000,000     1,149,845
      7.5%, 1/28/2005 ............................       150,000       161,881
Hartford Financial Services Group,
      4.7%, 9/1/2007 .............................     1,000,000     1,062,037
Health Care Property Investment,
   Inc. (REIT):
      6.45%, 6/25/2012 ...........................     1,000,000     1,080,382
      8.0%, 9/12/2012 ............................     6,000,000     6,892,482
Household Finance Corp.:
      6.5%, 1/24/2006 ............................     1,000,000     1,097,271
      6.5%, 11/15/2008 ...........................     1,000,000     1,135,209
      7.0%, 5/15/2012 ............................     4,000,000     4,615,204
John Deere Capital Corp.:
      3.125%, 12/15/2005 .........................     4,000,000     4,109,348
      7.0%, 3/15/2012 ............................       450,000       526,329
John Hancock Financial Services, Inc.,
      5.625%, 12/1/2008 ..........................     1,000,000     1,098,280
JP Morgan Chase & Co.:
      5.35%, 3/1/2007 ............................     1,000,000     1,082,887
      6.0%, 1/15/2009 ............................     1,000,000     1,107,350
KFW International Finance, Inc.:
      2.5%, 10/17/2005 ...........................     2,000,000     2,034,494
      4.75%, 1/24/2007 ...........................     2,000,000     2,154,080
Landesbank Baden-Wurttemberg,
      6.35%, 4/1/2012 ............................     1,500,000     1,687,887
Lehman Brothers Holdings, Inc.:
      7.0%, 2/1/2008 .............................       859,000       981,870
      7.25%, 10/15/2003 ..........................        50,000        50,099
      7.75%, 1/15/2005 ...........................       410,000       444,792
      7.875%, 11/1/2009 ..........................       200,000       241,314
      8.25%, 6/15/2007 ...........................       775,000       916,429
MBNA Corp.,
      5.0%, 6/15/2015 ............................       500,000       483,218
Mellon Bank NA,
      7.625%, 9/15/2007 ..........................     1,000,000     1,175,369
Merrill Lynch & Co., Inc.,
      6.0%, 2/17/2009 ............................     1,000,000     1,106,210
MetLife, Inc.,
      6.125%, 12/1/2011 ..........................     1,000,000     1,093,935

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       16

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)
                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
Morgan Stanley Dean Witter & Co.:
      6.6%, 4/1/2012 .............................   $ 1,000,000   $ 1,128,799
      7.0%, 10/1/2013 ............................     1,600,000     1,843,842
National City Bank of Indiana,
      4.875%, 7/20/2007 ..........................     1,500,000     1,596,926
NationsBank Corp.,
      9.5%, 6/1/2004 .............................     1,000,000     1,052,590
Nationwide Financial Services,
      5.9%, 7/1/2012 .............................     1,450,000     1,544,831
NiSource Finance Corp.,
      5.4%, 7/15/2014 ............................       500,000       507,422
Paine Webber Group, Inc.,
      6.375%, 5/15/2004 ..........................     1,000,000     1,032,159
PNC Funding Corp.,
      6.875%, 7/15/2007 ..........................     1,000,000     1,137,383
Simon Property Group LP,
      5.45%, 3/15/2013 ...........................     1,000,000     1,031,666
 SLM Corp.:
      5.0%, 4/15/2015 ............................       500,000       507,776
      5.625%, 8/1/2033 ...........................       500,000       477,707
Suntrust Banks, Inc.:
      6.375%, 4/1/2011 ...........................     1,000,000     1,136,146
      7.75%, 5/1/2010 ............................     1,135,000     1,377,645
Textron Financial Corp.:
      5.875%, 6/1/2007 ...........................     2,830,000     3,083,056
      6.0%, 11/20/2009 ...........................     1,500,000     1,649,082
Toronto Dominion Bank,
      6.45%, 1/15/2009 ...........................     1,500,000     1,686,869
Travelers Property Casualty,
      6.375%, 3/15/2033 ..........................     1,000,000     1,063,028
US Bancorp.,
      5.1%, 7/15/2007 ............................     1,000,000     1,079,532
US Bank National Association:
      4.8%, 4/15/2015 ............................     2,000,000     2,006,152
      6.3%, 2/4/2014 .............................     1,000,000     1,124,333
Verizon Global Funding Corp.,
      6.75%, 12/1/2005 ...........................     1,000,000     1,101,643
Wachovia Corp.:
      6.15%, 3/15/2009 ...........................     1,500,000     1,687,656
      6.625%, 6/15/2004 ..........................     1,000,000     1,037,822
      7.5%, 7/15/2006 ............................     1,000,000     1,145,510
Washington Mutual Finance,
      7.375%, 9/1/2004 ...........................     1,000,000     1,054,364
Wells Fargo & Co.:
      5.125%, 2/15/2007 ..........................     3,000,000     3,222,042
      7.25%, 8/24/2005 ...........................     1,000,000     1,102,268
                                                                   -----------
                                                                   172,487,234
                                                                   -----------

                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 0.5%
Abbott Laboratories,
      5.625%, 7/1/2006 ...........................   $ 1,000,000   $ 1,093,332
Becton Dickinson & Co.,
      4.9%, 4/15/2018 ............................       500,000       497,934
Eli Lilly & Co.:
      4.5%, 3/15/2018 ............................     1,000,000       965,296
      6.0%, 3/15/2012 ............................     1,000,000     1,118,326
Johnson & Johnson,
      4.95%, 5/15/2033 ...........................     2,000,000     1,853,730
Medco Health Solutions, Inc.,
      7.25%, 8/15/2013 ...........................     3,135,000     3,341,515
Pharmacia Corp., 144A,
      6.50%, 12/1/2018 ...........................     1,000,000     1,181,315
Wyeth,
      7.9%, 2/15/2005 ............................     1,000,000     1,081,854
                                                                   -----------
                                                                    11,133,302
                                                                   -----------
INDUSTRIALS - 1.3%
Burlington North Santa Fe:
      7.0%, 12/15/2025 ...........................       750,000       837,300
      7.875%, 4/15/2007 ..........................     1,000,000     1,176,713
Caterpillar, Inc.,
      9.375%, 8/15/2011 ..........................     1,000,000     1,326,279
Cendant Corp.,
      6.25%, 1/15/2008 ...........................       750,000       823,757
ChevronTexaco Capital Co.,
      3.5%, 9/17/2007 ............................     2,000,000     2,053,890
CSX Corp.,
      7.45%, 5/1/2007 ............................     1,100,000     1,273,801
DaimlerChrysler NA Holding Corp.:
      7.4%, 1/20/2005 ............................     1,200,000     1,280,807
      8.5%, 1/18/2031 ............................     2,000,000     2,337,982
Deere & Co.,
      7.85%, 5/15/2010 ...........................     1,000,000     1,224,135
Delta Airlines, Inc., Series 02-1,
      6.417%, 7/2/2012 ...........................     2,420,000     2,578,977
Emerson Electrical Co.,
      7.875%, 6/1/2005 ...........................     2,000,000     2,202,580
FedEx Corp.,
      9.65%, 6/15/2012 ...........................     1,000,000     1,346,604
General Dynamics Corp.,
      5.375%, 8/15/2015 ..........................       500,000       525,749
Hertz Corp.,
      7.0%, 7/1/2004 .............................       850,000       871,733
Honeywell International, Inc.,
      7.5%, 3/1/2010 .............................     1,000,000     1,202,617
Lockheed Martin Corp.,
      8.5%, 12/1/2029 ............................     1,000,000     1,337,644

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       17

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)
                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
INDUSTRIALS (CONTINUED)
Norfolk Southern Corp.,
      6.2%, 4/15/2009 ............................   $   950,000   $ 1,059,565
Northrop Grumman Corp,
      7.0%, 3/1/2006 .............................     1,000,000     1,115,973
Pitney Bowes, Inc.,
      5.95%, 2/1/2005 ............................     1,000,000     1,052,794
Raytheon Co.:
      6.4%, 12/15/2018 ...........................     1,500,000     1,627,064
      7.0%, 11/1/2028 ............................     1,000,000     1,101,056
Union Pacific Corp.:
      5.375%, 6/1/2033 ...........................       500,000       460,780
      7.25%, 11/1/2008 ...........................     1,000,000     1,163,086
United Technologies Corp.:
      6.1%, 5/15/2012 ............................     1,000,000     1,120,480
      7.125%, 11/15/2010 .........................     1,000,000     1,190,251
                                                                   -----------
                                                                    32,291,617
                                                                   -----------
INFORMATION TECHNOLOGY - 0.1%
First Data Corp.,
      4.7%, 8/1/2013 .............................       200,000       200,999
Hewlett-Packard Co.,
      5.75%, 12/15/2006 ..........................     1,000,000     1,093,628
IBM Corp.,
      4.875%, 10/1/2006 ..........................     1,000,000     1,076,158
Motorola, Inc.,
      7.625%, 11/15/2010 .........................     1,000,000     1,140,000
                                                                   -----------
                                                                     3,510,785
                                                                   -----------
MATERIALS - 0.6%
Alcoa, Inc.,
      6.0%, 1/15/2012 ............................     1,000,000     1,101,236
Dow Chemical Co.:
      5.75%, 11/15/2009 ..........................     1,000,000     1,070,237
      7.0%, 8/15/2005 ............................     1,000,000     1,079,477
E.I. du Pont de Nemours,
      6.875%, 10/15/2009 .........................     1,000,000     1,179,622
Inco Ltd.,
      7.75%, 5/15/2012 ...........................     2,000,000     2,367,214
International Flavors & Fragrance, Inc.,
      6.45%, 5/15/2006 ...........................     1,000,000     1,102,319
International Paper Co.,
      5.3%, 4/1/2015 .............................     1,000,000       994,896
Meadwestvaco Corp.,
      6.8%, 11/15/2032 ...........................       500,000       524,846
Monsanto Co.,
      7.375%, 8/15/2012 ..........................     2,500,000     2,916,963
Praxair, Inc.,
      3.95%, 6/1/2013 ............................     1,000,000       954,219

                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
MATERIALS (CONTINUED)
Weyerhaeuser Co.:
      5.5%, 3/15/2005 ............................   $ 1,000,000   $ 1,050,237
      7.375%, 3/15/2032 ..........................     1,000,000     1,116,323
                                                                   -----------
                                                                    15,457,589
                                                                   -----------
TELECOMMUNICATION SERVICES - 1.0%
AT&T Wireless Services, Inc.:
      7.5%, 5/1/2007 .............................     3,000,000     3,414,207
      7.875%, 3/1/2011 ...........................     1,000,000     1,164,051
BellSouth Corp.,
      6.0%, 10/15/2011 ...........................     2,000,000     2,213,118
Cingular Wireless,
      6.5%, 12/15/2011 ...........................     1,000,000     1,130,673
Cox Communications, Inc.:
      5.5%, 10/1/2015 ............................     1,000,000     1,022,005
      6.8%, 8/1/2028 .............................       300,000       324,625
GTE California, Inc.,
      5.5%, 1/15/2009 ............................     1,000,000     1,090,394
SBC Communications, Inc.:
      5.75%, 5/2/2006 ............................     1,000,000     1,089,643
      5.875%, 2/1/2012 ...........................     1,000,000     1,090,200
      6.25%, 3/15/2011 ...........................     2,000,000     2,234,156
Sprint Capital Corp.:
      6.875%, 11/15/2028 .........................     1,000,000       975,181
      8.75%, 3/15/2032 ...........................     2,000,000     2,376,466
Verizon Maryland, Inc.,
      5.125%, 6/15/2033 ..........................     4,000,000     3,548,812
Verizon Wireless, Inc.,
      5.375%, 12/15/2006 .........................     2,500,000     2,702,875
                                                                   -----------
                                                                    24,376,406
                                                                   -----------
UTILITIES - 1.5%
American Electric Power,
      6.125%, 5/15/2006 ..........................     1,500,000     1,623,797
Appalachian Power Co.,
      5.95%, 5/15/2033 ...........................       500,000       477,486
Arizona Public Service Co.,
      4.65%, 5/15/2015 ...........................       500,000       476,479
Centerpoint Energy Houston, 144A,
      5.75%, 1/15/2014 ...........................       500,000       526,185
Consolidated Edison Co. of New York,
   Inc., Series B,
      7.5%, 9/1/2010 .............................     1,385,000     1,666,320
Consolidated Natural Gas Corp.,
      7.25%, 10/1/2004 ...........................     1,000,000     1,050,285
Constellation Energy Group, Inc.:
      6.35%, 4/1/2007 ............................     1,000,000     1,101,190
      7.0%, 4/1/2012 .............................     1,000,000     1,140,016

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       18

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)
                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
Dominion Resources, Inc.:
      5.125%, 12/15/2009 .........................   $ 3,000,000   $ 3,159,276
      6.3%, 3/15/2033 ............................     1,000,000     1,015,185
DTE Energy Co.,
      6.45%, 6/1/2006 ............................     1,000,000     1,089,808
Exelon Generation Co. LLC, 144A,
      6.95%, 6/15/2011 ...........................     1,000,000     1,133,508
FPL Group Capital, Inc.,
      7.625%, 9/15/2006 ..........................       500,000       570,496
Kansas City Power & Light Co., Series B,
      6.0%, 3/15/2007 ............................     1,000,000     1,084,423
KeySpan Corp.:
      7.875%, 2/1/2010 ...........................       750,000       910,731
      8.0%, 11/15/2030 ...........................       400,000       523,706
K N Energy, Inc.,
      7.25%, 3/1/2028 ............................     1,500,000     1,682,714
Niagara Mohawk Power Corp., Series G,
      7.75%, 10/1/2008 ...........................     1,000,000     1,174,577
PacifiCorp.,
      5.45%, 9/15/2013 ...........................       300,000       317,225
PECO Energy Co.,
      3.5%, 5/1/2008 .............................     1,000,000     1,009,613
Pepco Holdings, Inc.,
      4.0%, 5/15/2010 ............................       500,000       482,742
PP&L Capital Funding, Inc.,
      8.375%, 6/15/2007 ..........................     1,000,000     1,166,989
Progress Energy, Inc.:
      6.75%, 3/1/2006 ............................     1,335,000     1,464,977
      6.85%, 4/15/2012 ...........................       940,000     1,047,145
PSE&G Power LLC,
      7.75%, 4/15/2011 ...........................     1,000,000     1,178,398
Public Service Co. of Colorado,
      5.5%, 4/1/2014 .............................     1,000,000     1,044,934
Public Service New Mexico,
      4.4%, 9/15/2008 ............................     1,000,000     1,024,559
Sempra Energy,
      7.95%, 3/1/2010 ............................     1,000,000     1,194,725
South Carolina Electric & Gas,
      7.5%, 6/15/2005 ............................     1,000,000     1,095,044
Southern Co. Capital Funding,
      5.3%, 2/1/2007 .............................     1,000,000     1,082,396
Texas-New Mexico Power,
      144A, 6.125%, 6/1/2008 .....................     1,000,000     1,005,519
TXU Energy Co.,
      144A, 6.125%, 3/15/2008 ....................     1,500,000     1,599,009
Union Electric Co.,
      5.1%, 8/1/2018 .............................       500,000       503,238
Virginia Electric & Power, Series A,
      5.375%, 2/1/2007 ...........................     1,000,000     1,080,349

                                                       PRINCIPAL       MARKET
CORPORATE BONDS (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
UTILITIES (CONTINUED)
Wisconsin Energy Corp.,
      6.2%, 4/1/2033 .............................   $   280,000   $   288,212
                                                                   -----------
                                                                    36,991,256
                                                                   -----------
      Total Corporate Bonds (Cost $383,038,808) ................   406,876,606
                                                                   -----------
FOREIGN BONDS - US$ DENOMINATED - 3.6%
--------------------------------------
Abbey National PLC,
      6.69%, 10/17/2005 ..........................     2,000,000     2,194,885
Aegon NV,
      4.75%, 6/1/2013 ............................       800,000       794,236
African Development Bank,
      3.25%, 7/29/2005 ...........................     3,000,000     3,089,484
Alcan, Inc.,
      4.875%, 9/15/2012 ..........................     1,000,000     1,010,456
Asian Development Bank,
      4.875%, 2/5/2007 ...........................     2,000,000     2,166,156
Bank of Tokyo -- Mitsubishi,
      8.4%, 4/15/2010 ............................     1,000,000     1,235,206
Barclays Bank PLC,
      7.4%, 12/15/2009 ...........................     1,000,000     1,212,640
BHP Billiton Finance BV,
      4.8%, 4/15/2013 ............................     2,000,000     2,037,326
BP Capital Markets America, Inc.,
      4.0%, 4/29/2005 ............................     1,000,000     1,040,763
British Columbia,
      5.375%, 10/29/2008 .........................     2,000,000     2,199,964
British Telecommunications PLC:
      7.875%, 12/15/2005 .........................     1,000,000     1,117,871
      8.125%, 12/15/2010 .........................     1,000,000     1,230,424
      8.875%, 12/15/2030 .........................     1,000,000     1,310,980
Burlington Resources Finance:
      5.6%, 12/1/2006 ............................     1,000,000     1,099,114
      6.68%, 2/15/2011 ...........................     1,000,000     1,138,980
Canadian Government:
      5.25%, 11/5/2008 ...........................     2,000,000     2,211,654
      6.375%, 11/30/2004 .........................     1,000,000     1,060,338
      6.75%, 8/28/2006 ...........................     1,000,000     1,126,673
Corp. Andina De Fomento, 144A,
      7.75%, 3/1/2004 ............................     1,000,000     1,024,062
Deutsche Telekom International
   Finance BV:
      8.25%, 6/15/2005 ...........................     1,000,000     1,101,348
      8.25%, 6/15/2030 ...........................     1,500,000     1,902,755
Diageo Capital PLC,
      4.85%, 5/15/2018 ...........................       500,000       491,497
Dow Capital BV,
       9.2%, 6/1/2010 ............................       800,000       973,552

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       19

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)

FOREIGN BONDS                                          PRINCIPAL       MARKET
US$ DENOMINATED (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
Encana Corp.,
      4.75%, 10/15/2013 ..........................   $   500,000   $   502,700
European Investment Bank:
      4.0%, 3/15/2005 ............................     2,000,000     2,071,614
      4.0%, 8/30/2005 ............................     1,000,000     1,048,382
      4.625%, 3/1/2007 ...........................     1,000,000     1,080,963
Export Development Corp. of Canada,
      4.0%, 8/1/2007 .............................     2,000,000     2,089,292
Financement Quebec,
      5.0%, 10/25/2012 ...........................     1,000,000     1,045,932
France Telecom:
      9.25%, 3/1/2011 ............................     1,000,000     1,221,517
      10.0%, 3/1/2031 ............................     1,500,000     2,002,706
HSBC Holding PLC,
      7.5%, 7/15/2009 ............................     1,000,000     1,185,430
Hydro-Quebec,
      8.0%, 2/1/2013 .............................     1,000,000     1,273,788
Inter-American Development Bank:
      4.0%, 1/18/2005 ............................     1,000,000     1,033,485
      6.375%, 10/22/2007 .........................     1,000,000     1,137,176
      6.5%, 10/20/2004 ...........................     1,000,000     1,053,302
      8.4%, 9/1/2009 .............................       828,000     1,045,487
Kingdom of Spain,
      7.0%, 7/19/2005 ............................     3,000,000     3,283,995
Korea Development Bank,
      5.25%, 11/16/2006 ..........................     1,000,000     1,063,100
Midland Bank PLC,
      6.95%, 3/15/2011 ...........................     1,000,000     1,180,735
National Australia Bank, Series A,
      8.6%, 5/19/2010 ............................     1,000,000     1,265,184
Ontario Electricity Financial Corp.:
      6.1%, 1/30/2008 ............................       750,000       843,870
      7.45%, 3/31/2013 ...........................       500,000       619,042
Province of Manitoba,
      7.5%, 2/22/2010 ............................     2,000,000     2,444,940
Province of Nova Scotia,
      5.75%, 2/27/2012 ...........................     3,000,000     3,319,431
Province of Ontario:
      4.2%, 6/30/2005 ............................     1,625,000     1,696,563
      5.5%, 10/1/2008 ............................     1,000,000     1,100,924
Province of Quebec:
      5.75%, 2/15/2009 ...........................     1,000,000     1,110,800
      7.0%, 1/30/2007 ............................     1,000,000     1,140,747
Province of Saskatchewan,
      7.375%, 7/15/2013 ..........................     1,000,000     1,235,253
Republic of Italy:
      3.625%, 9/14/2007 ..........................     1,000,000     1,029,300
      5.375%, 6/15/2033 ..........................     1,000,000     1,003,300
Republic of Korea,
      8.875%, 4/15/2008 ..........................     1,000,000     1,227,000

FOREIGN BONDS                                          PRINCIPAL       MARKET
US$ DENOMINATED (CONTINUED)                             AMOUNT         VALUE
--------------------------------------------------------------------------------
Santander Financial Issuances,
      6.8%, 7/15/2005 ............................   $ 1,500,000   $ 1,626,374
Telus Corp.,
      8.0%, 6/1/2011 .............................     1,000,000     1,167,407
The International Bank for Reconstruction
   and Development:
      4.75%, 4/30/2004 ...........................     2,000,000     2,041,052
      5.0%, 3/28/2006 ............................     1,000,000     1,075,707
      6.625%, 8/21/2006 ..........................     1,000,000     1,125,685
United Mexican States:
      6.375%, 1/16/2013 ..........................     2,000,000     2,110,000
      8.3%, 8/15/2031 ............................     1,000,000     1,135,500
      8.5%, 2/1/2006 .............................     2,000,000     2,277,000
Vodafone Group PLC,
      7.75%, 2/15/2010 ...........................     1,000,000     1,206,747
WMC Finance USA, 144A,
      6.25%, 5/15/2033 ...........................       300,000       298,491
                                                                   -----------
      Total Foreign Bonds -- US$ Denominated
            (Cost $ 83,315,501) ................................    88,190,285
                                                                   -----------
ASSET BACKED - 15.8%
--------------------
AUTOMOBILE RECEIVABLES - 4.7% Aesop Funding II LLC:
      "A1", Series 2002-1A,
         3.85%, 10/20/2006 .......................     7,560,000     7,799,971
      "A", Series 1998-1, 144A,
         6.14%, 5/20/2006 ........................     9,940,000    10,533,322
Americredit Automobile Receivables Trust:
      "A4A", Series 2002-EM,
         3.67%, 6/8/2009 .........................     8,590,000     8,812,671
      "A4", Series 2002-A,
         4.61%, 1/12/2009 ........................     3,400,000     3,534,594
      "B", Series 2002-1,
         5.28%, 4/9/2007 .........................     3,080,000     3,209,431
BMW Vehicle Owner Trust
      "A3", Series 2002-A,
         3.8%, 5/25/2006 .........................     3,243,246     3,291,097
Capital Auto Receivables Asset Trust:
      "CTFS", Series 2002-4,
         2.62%, 3/17/2008 ........................     3,712,298     3,755,374
      "A4", Series 2002-4,
         2.64%, 3/17/2008 ........................     4,870,000     4,941,928
      "A4", Series 2002-1,
         4.16%, 7/16/2007 ........................     3,100,000     3,212,024
"CTFS", Series 2002-2,
         4.18%, 10/15/2007 .......................       646,849       661,907
Capital One Prime Auto Receivables Trust
      "A4", Series 2003-1,
         2.59%, 9/15/2009 ........................     9,540,000     9,600,876

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       20

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)
                                                       PRINCIPAL       MARKET
ASSET-BACKED (CONTINUED)                                 AMOUNT         VALUE
--------------------------------------------------------------------------------
AUTOMOBILE RECEIVABLES (CONTINUED)
Ford Credit Auto Owner Trust:
      "A4A", Series 2003-A,
         2.7%, 6/15/2007 .........................   $ 3,528,000   $ 3,584,796
      "C", Series 2002-D,
         4.4%, 5/15/2007 .........................     2,640,000     2,693,553
      "B", Series 2002-A,
         4.79%, 11/15/2006 .......................     2,750,000     2,859,952
      "C", Series 2002-C,
         4.81%, 3/15/2007 ........................       660,000       682,858
      "B", Series 2001-D,
         5.01%, 3/15/2006 ........................       570,000       586,808
Franklin Auto Trust:
      "A4", Series 2002-1,
         4.51%, 2/22/2010 ........................     6,300,000     6,643,704
      "A4", Series 2001-2,
         4.55%, 7/20/2009 ........................     2,740,000     2,847,038
Honda Auto Receivables Owner Trust
      "A4", Series 2002-2,
         4.49%, 9/17/2007 ........................     6,000,000     6,281,884
Hyundai Auto Receivables Trust,
      Series 2002-A,
         3.91%, 144A, 2/16/2009 ..................     1,490,000     1,522,354
MMCA Automobile Trust:
      "A3", Series 2002-3,
         2.97%, 3/15/2007 ........................     4,050,000     4,082,761
      "B", Series 2001-2,
         5.75%, 6/15/2007 ........................       212,057       215,977
National City Auto Receivables Trust
      "A4", Series 2002-A,
         4.83%, 8/15/2009 ........................     3,640,000     3,823,559
Navistar Financial Corp. Owner Trust
      "A4", Series 2002-A,
         4.76%, 4/15/2009 ........................     4,200,000     4,391,504
SSB RV Trust "A5", Series 2001-1,
         6.3%, 4/15/2016 .........................     5,000,000     5,365,254
Toyota Auto Receivables Owner Trust
      "A4", Series 2002-B,
         4.39%, 5/15/2009 ........................     2,000,000     2,094,761
Union Acceptance Corp.:
      "A4", Series 2002-A,
         4.59%, 7/8/2008 .........................     3,600,000     3,752,392
      "A4", Series 2000-D,
         6.89%, 4/9/2007 .........................     3,830,000     3,982,157
World Omni Auto Receivables Trust
      "B", Series 2002-A,
         3.75%, 7/15/2009 ........................       639,539       647,552
                                                                   -----------
                                                                   115,412,059
                                                                   -----------

                                                       PRINCIPAL       MARKET
ASSET-BACKED (CONTINUED)                                 AMOUNT         VALUE
--------------------------------------------------------------------------------
CREDIT CARD RECEIVABLES - 7.2%
American Express Master Trust
      "A", Series 1994-3,
         7.85%, 8/15/2005 ........................   $10,000,000   $10,628,370
Bank One Issuance Trust
      "C3", Series 2002-C3,
         3.76%, 12/15/2005 .......................     6,324,000     6,463,823
Capital One Master Trust:
      "C", Series 1999-1,
         6.6%, 7/16/2007 .........................     5,460,000     5,600,915
      "C", Series 2000-3,
         7.9%, 10/15/2010 ........................     7,350,000     7,809,375
Capital One Multi-Asset Execution Trust
      "C2", Series 2003-C2,
         4.32%, 4/15/2009 ........................     4,500,000     4,577,247
Capital One Master Trust
      "A", Series 2000-2, 144A,
         7.2%, 8/15/2008 .........................     1,210,000     1,309,482
Chase Credit Card Master Trust
      "A", Series 2001-4,
         5.5%, 11/17/2008 ........................     1,365,000     1,484,242
Chemical Master Credit Card Trust
      "A", Series 1996-3,
         7.09%, 2/15/2009 ........................     7,190,000     7,918,845
Citibank Credit Card Issuance Trust:
      "A1", Series 2002-A1,
         4.95%, 2/9/2009 .........................     2,220,000     2,385,222
      "A7", Series 2003-A7,
         4.15%, 7/7/2017 .........................    14,100,000    13,294,663
      "C1", Series 2000-C1,
         7.45%, 9/15/2007 ........................     3,500,000     3,825,999
Citibank Credit Card Master Trust I:
      "A", Series 1999-2,
         5.875%, 3/10/2011 .......................     2,600,000     2,911,792
      "B", Series 1999-2,
         6.15%, 3/10/2011 ........................     5,130,000     5,722,973
Discover Card Master Trust I:
      "A", Series 2002-2,
         5.15%, 10/15/2009 .......................     5,940,000     6,422,973
      "A", Series 2000-9,
         6.35%, 7/15/2008 ........................     1,870,000     2,047,075
      "A", Series 2001-6,
         5.75%, 12/15/2008 .......................     2,770,000     3,025,491
      "A", Series 1996-3,
         6.05%, 8/18/2008 ........................     3,710,000     4,044,655
First USA Credit Card Master Trust:
      "C", Series 1998-6,
         6.16%, 144A, 4/18/2011 ..................     1,000,000     1,068,906
      "C", Series 1998-2,
         6.8%, 2/18/2011 .........................     3,790,000     4,145,313

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       21

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)
                                                       PRINCIPAL       MARKET
ASSET-BACKED (CONTINUED)                                 AMOUNT         VALUE
--------------------------------------------------------------------------------
CREDIT CARD RECEIVABLES (CONTINUED)
Fleet Credit Card Master Trust II:
      "A", Series 2001-B,
         5.6%, 12/15/2008 ........................   $ 8,860,000   $ 9,579,894
      "B", Series 2001-B,
         5.9%, 12/15/2008 ........................    18,000,000    19,430,935
Household Affinity Credit Card Master Note
      "B", Series 2003-2,
         2.51%, 2/15/2008 ........................     6,261,000     6,307,487
Household Private Label Credit Card
      "A", Series 2002-1,
         5.5%, 1/18/2011 .........................     3,800,000     4,129,036
MBNA Credit Card Master Note Trust:
      "B1", Series 2002-B1,
         5.15%, 7/15/2009 ........................       700,000       749,403
      "C3", Series 2001-C3,
         6.55%, 12/15/2008 .......................     4,500,000     4,862,281
      "A", Series 1999-J,
         7.0%, 2/15/2012 .........................    10,000,000    11,718,673
Nordstrom Private Label Credit Card Master
       "A", Series 2001-1A,
         4.82%, 4/15/2010 ........................     2,000,000     2,120,926
Pass-Through Amortizing Credit Card Trust
       "A1FX", Series 2002-1A, 144A,
         4.096%, 6/18/2012 .......................     3,403,234     3,493,856
Prime Credit Card Master Trust
      "A", Series 2000-1,
         6.7%, 10/15/2009 ........................     2,480,000     2,684,269
Providian Master Trust:
      "C", Series 1999-1, 144A,
         7.35%, 1/15/2009 ........................    13,330,000    13,795,538
      "A", Series 2000-1,
         7.49%, 8/17/2009 ........................     1,320,000     1,367,201
Sears Credit Account Master Trust
      "A", Series 1999-1,
         5.65%, 3/17/2009 ........................     1,500,000     1,548,643
                                                                   -----------
                                                                   176,475,503
                                                                   -----------
HOME EQUITY LOANS - 0.5%
Countrywide Asset-Backed Certificates
      "A3", Series 2002-S1,
         5.877%, 11/25/2016 ......................     4,050,000     4,084,977
First Alliance Mortgage Loan Trust
      "A1", Series 1999-2 A3,
         7.52%, 3/20/2031 ........................     1,307,551     1,368,356
Irwin Home Equity
      "2A3", Series 2001-2,
         4.85%, 12/25/2014 .......................       639,890       642,980

                                                       PRINCIPAL       MARKET
ASSET-BACKED (CONTINUED)                                 AMOUNT         VALUE
--------------------------------------------------------------------------------
HOME EQUITY LOANS (CONTINUED)
Residential Funding Mortgage Securities I
      "A3", Series 2002-HI1,
         5.03%, 1/25/2014 ........................   $ 1,821,091   $ 1,828,229
WFS Financial Owner Trust
      "A4A", Series 2002-1,
         4.87%, 9/20/2009 ........................     2,480,000     2,616,977
                                                                   -----------
                                                                    10,541,519
                                                                   -----------
MANUFACTURED HOUSING RECEIVABLES - 0.8%
Green Tree Financial Corp.
      "A5", Series 1994-1,
         7.65%, 4/15/2019 ........................     3,987,756     4,195,762
Lehman ABS Manufactured Housing Contract
      "A6", Series 2001-B,
         6.467%, 8/15/2028 .......................     4,643,529     4,657,596
Oakwood Mortgage Investors, Inc.:
      "A2", Series 2002-A,
         5.01%, 3/15/2020 ........................     2,910,000     2,836,167
      "A2", Series 2001-E,
         5.05%, 11/15/2019 .......................     1,820,760     1,702,830
Vanderbilt Acquisition Loan Trust,
      "A3", Series 2002-1,
         5.7%, 9/7/2023 ..........................     6,300,000     6,564,017
Vanderbilt Mortgage Finance,
      "A3", Series 2002-A,
         5.58%, 3/7/2018 .........................       930,000       969,701
                                                                   -----------
                                                                    20,926,073
                                                                   -----------
MISCELLANEOUS - 2.6%
California Infrastructure:
      "A6", Series 1997-1,
         6.38%, 9/25/2008 ........................     1,850,000     1,987,845
      "A7", Series 1997-1,
         6.42%, 9/25/2008 ........................     4,455,217     4,780,238
      "A7", Series 1997-1,
         6.42%, 12/26/2009 .......................     2,000,000     2,248,543
      "A8", Series 1997-1,
         6.48%, 12/26/2009 .......................     4,100,000     4,626,124
Caterpillar Financial Asset Trust:
      "A3", Series 2002-A,
         3.15%, 2/25/2008 ........................     7,560,000     7,660,806
      "B", Series 2002-A,
         4.03%, 5/26/2008 ........................       540,000       552,487
Conseco Finance:
      "A3", Series 2001-D,
         4.67%, 11/15/2032 .......................     1,269,405     1,276,768
      "A4", Series 2002-A,
         6.32%, 4/15/2032 ........................     3,300,000     3,424,026

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       22

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)
                                                       PRINCIPAL       MARKET
ASSET-BACKED (CONTINUED)                                 AMOUNT         VALUE
--------------------------------------------------------------------------------
MISCELLANEOUS (CONTINUED)
Consumers Funding LLC
      "A4", Series 2001-1,
         4.98%, 4/20/2012 ........................   $ 5,000,000   $ 5,365,666
Detroit Edison Securitization
      "A3", Series 2001-1,
         5.875%, 3/1/2010 ........................     5,490,000     6,050,224
Illinois Power Special Purpose Trust
      "A7", Series 1998-1,
         5.65%, 12/25/2010 .......................     1,800,000     1,989,154
PECO Energy Transition Trust:
      "A1", Series 2001-A,
         6.52%, 12/31/2010 .......................     5,000,000     5,747,818
      "A3", Series 2000-A,
         7.625%, 3/1/2010 ........................     7,600,000     9,112,662
PP&L Transition Bond Co. LLC
      "A7", Series 1999-1,
         7.05%, 6/25/2009 ........................     1,140,000     1,295,541
Public Service New Hampshire Funding LLC
      "A2", Series 2001-1,
         5.73%, 11/1/2010 ........................     1,976,160     2,154,718
West Penn Funding LLC
      "A3", Series 1999-A,
      6.81%, 9/25/2008 ...........................     5,000,000     5,392,218
                                                                   -----------
                                                                    63,664,838
                                                                   -----------
      Total Asset Backed (Cost $378,242,841) ...................   387,019,992
                                                                   -----------
US TREASURY OBLIGATIONS - 11.6%
-------------------------------
US Treasury Bond:
      3.625%, 5/15/2013 ..........................       140,000       137,413
      5.375%, 2/15/2031 ..........................     4,405,000     4,727,116
      8.125%, 8/15/2019 ..........................     7,900,000    10,948,910
US Treasury Note:
      1.125%, 6/30/2005 ..........................     5,000,000     4,983,010
      1.5%, 2/28/2005 ............................       630,000       632,904
      1.5%, 7/31/2005 ............................   103,560,000   103,798,706
      1.625%, 1/31/2005 ..........................       325,000       327,057
      2.0%, 11/30/2004 ...........................     9,015,000     9,107,611
      2.0%, 8/31/2005 ............................    28,730,000    29,039,738
      2.375%, 8/15/2006 ..........................    80,515,000    81,631,502
      3.125%, 9/15/2008 ..........................    23,945,000    24,277,979
      3.25%, 12/31/2008 ..........................     2,860,000     2,876,088
      3.25%, 8/15/2008 ...........................    12,305,000    12,561,670
                                                                   -----------
      Total US Treasury Obligations
          (Cost $282,330,294) ..................................   285,049,704
                                                                   -----------

US GOVERNMENT AGENCY                                   PRINCIPAL       MARKET
PASS-THRUS - 30.5%                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
      4.5%, with various maturities from
        4/1/2018 until 8/1/2033 ..................   $42,599,711   $42,934,984
      5.0%, with various maturities from
        11/1/2008 until 10/1/2033 (e) ............    23,792,688    23,955,928
      5.5%, with various maturities from
        7/1/2016 until 10/1/2033 .................    26,634,945    27,216,722
      6.0%, with various maturities from
         5/1/2016 until 10/1/2033 ................     8,022,875     8,313,788
      6.5%, with various maturities from
         10/1/2015 until 1/1/2033 ................    38,885,268    40,616,841
      7.0%, with various maturities from
         8/1/2015 until 10/1/2032 ................     4,694,354     4,959,250
      7.2%, 10/1/2006 ............................     8,371,028     9,434,148
      7.5%, with various maturities from
         5/1/2024 until 10/1/2033 ................    23,803,048    25,450,406
      8.0%, 3/1/2027 .............................       223,541       241,692
Federal National Mortgage Association:
      4.5%, with various maturities from
         10/1/2018 until 11/1/2033 (e) (f) .......    26,400,000    26,388,660
      4.784%, 11/1/2012 ..........................     9,893,583    10,190,521
      4.86%, 11/1/2012 ...........................     5,641,751     5,791,584
      5.0%, with various maturities from
         9/1/2017 until 11/1/2033 (e) (f) ........   113,268,847   115,027,432
      5.5%, with various maturities from
         4/1/2018 until 10/1/2033 (e) (f) ........   144,309,214   147,839,219
      6.0%, with various maturities from
         10/1/2016 until 10/1/2033 (e) (f) .......   121,102,809   125,319,309
      6.5%, with various maturities from
         12/1/2015 until 10/1/2033 (e) (f) .......    65,603,334    68,597,515
      7.0%, with various maturities from
         2/1/2015 until 12/1/2032 ................    54,340,072    55,057,180
      7.33%, 9/1/2009 ............................     3,330,368     3,881,574
      7.5%, with various maturities from
         10/1/2026 until 6/1/2031 ................     3,578,964     3,825,322
      8.0%, with various maturities from
         5/1/2025 until 9/1/2027 .................     2,251,664     2,449,947
                                                                   -----------
      Total US Government Agency Pass-Thrus
          (Cost $741,823,062) ..................................   747,492,022
                                                                   -----------
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.4%
------------------------------------------
Bank of America Mortgage Securities:
      "1A3", Series 2002-K, 144A,
         3.5%, 10/20/2032 ........................     2,657,799     2,670,294
      "A12", Series 1999-2,
         5.9%, 4/25/2029 .........................       628,447       627,970

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       23

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)

COLLATERALIZED MORTGAGE                                PRINCIPAL       MARKET
OBLIGATIONS (CONTINUED)                                 AMOUNT         VALUE
--------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities:
      "A1", Series 2000-WF2,
         7.11%, 10/15/2032 .......................   $   800,183   $   898,858
      "A1", Series 2000-WF1,
         7.64%, 2/15/2032 ........................        95,738       106,714
      "A2", Series 2000-WF8,
         7.78%, 2/15/2032 ........................     2,000,000     2,392,074
Capco America Securitization Corp.:
      "A1A", Series 1998-D7,
         5.86%, 10/15/2030 .......................     8,120,351     8,710,610
      "A1B", Series 1998-D7,
         6.26%, 10/15/2030 .......................     6,000,000     6,754,438
CS First Boston Mortgage Securities Corp.:
      "A2", Series 2001-CF2,
         5.935%, 2/15/2034 .......................     3,000,000     3,229,399
      "A3", Series 2001-CF2,
         6.24%, 2/15/2034 ........................     2,000,000     2,225,735
DLJ Commercial Mortgage Corp.:
      "A1B", Series 1998-CG1,
         6.41%, 6/10/2031 ........................     5,985,000     6,739,452
      "A1B", Series 1999-CG2,
         7.3%, 6/10/2032 .........................     3,000,000     3,511,412
Federal Home Loan Mortgage Corp.,
      "PB" Series 2383,
         5.5%, 1/15/2030 .........................     5,308,576     5,420,148
Federal National Mortgage Association:
      "C", Series 2002-M1,
          6.17%, 2/25/2016 .......................     1,170,000     1,293,336
      "PJ", Series 1994-51,
         6.5%, 9/25/2023 .........................     4,170,000     4,438,841
      "A", Series 2000-M1,
         7.38%, 1/17/2013 ........................     2,595,955     2,785,656
First Union National Bank
   Commercial Mortgage
      "A1", Series 1999-C4,
         7.184%, 12/15/2031 ......................     1,028,826     1,113,922
First Union-Lehman Brothers-
   Bank of America:
       "A1", Series 1998-C2,
         6.28%, 6/18/2007 ........................       199,655       211,727
      "D", Series 1998-C2,
         6.778%, 11/1/2035 .......................     5,000,000     5,570,105
First Union-Lehman Brothers
   Commercial Mortgage
       "A3", Series 1997-C2,
         6.65%, 11/18/2029 .......................    15,760,000    17,638,316

COLLATERALIZED MORTGAGE                                PRINCIPAL       MARKET
OBLIGATIONS (CONTINUED)                                 AMOUNT         VALUE
--------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities,  Inc.:
       "A1", Series 1998-C2,
         6.15%, 11/1/2007 ........................   $ 2,737,650   $ 2,898,824
      "A2", Series 1998-C2,
         6.42%, 5/15/2035 ........................    12,170,000    13,751,801
      "A3", Series 1997-C1, 6.869%,
         7/15/2029 ...............................    11,350,000    12,741,028
Government National Mortgage
      Association "B", Series 2002-9,
         5.88%, 3/16/2024 ........................     3,000,000     3,309,918
JP Morgan Commercial Mortgage
   Finance Corp. .................................
      "A3", Series 1997-C5,
         7.088%, 9/15/2029 .......................     1,700,550     1,927,495
LB Commercial Conduit Mortgage Trust
       "A1", Series 1999-C1,
         6.41%, 8/15/2007 ........................     2,398,163     2,576,202
LB-UBS Commercial Mortgage Trust
      "A1", Series 2000-C3,
         7.95%, 7/15/2009 ........................     2,271,456     2,548,993
Master Resecuritization Trust
      "B3", Series 2002-3,
         5.0%, 9/26/2031 .........................     2,929,337     2,819,487
Merrill Lynch Mortgage Investors, Inc.
      "A3", Series 1996-C2,
         6.96%, 11/21/2028 .......................     9,119,239     9,920,861
Morgan Stanley Capital I:
      "A2", Series 1998-WF2,
         6.54%, 7/15/2030 ........................     7,455,000     8,438,833
      "A2", Series 1999-CAM1,
         6.76%, 3/15/2032 ........................     1,778,183     1,946,343
      "A4", Series 1999-CAM1,
         7.02%, 3/15/2032 ........................     3,000,000     3,464,952
Morgan Stanley Dean Witter Capital I
      "A3", Series 2001-IQA,
         5.72%, 12/18/2032 .......................     6,610,000     7,228,972
Nomura Asset Securities Corp.
      "A1B", Series 1998-D6,
         6.59%, 3/15/2030 ........................     6,000,000     6,823,974
PNC Mortgage Acceptance Corp.
      "A1", Series 2000-C1,
      7.52%, 7/15/2008 ...........................     1,354,740     1,527,151
                                                                   -----------
      Total Collateralized Mortgage Obligations
          (Cost $152,668,093) ..................................   158,263,841
                                                                   -----------

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       24

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)                                     PRINCIPAL
                                                       OR NUMBER
GOVERNMENT NATIONAL                                    PRINCIPAL        MARKET
MORTGAGE ASSOCIATION - 3.6%                              AMOUNT          VALUE
--------------------------------------------------------------------------------
Government National Mortgage Association:
      5.0%, with various maturity dates
       from 8/15/2033 until 9/15/2033 ............   $10,386,304   $  10,415,300
      5.5%, with various maturity dates
       from 5/15/2033 until 8/15/2033 ............   $31,623,964      32,443,552
      6.0%, with various maturity dates
       from 1/20/2033  until 4/15/2033 ...........   $22,875,087      23,746,958
      6.5%, with various maturity dates
       from 10/15/2031 until 5/15/2032 ...........   $15,170,117      15,939,060
      7.0%, with various maturity dates
       from 1/15/2030 until 9/15/2032 ............   $ 4,394,316       4,673,355
      7.5%, with various maturity dates
       from 6/15/2026 until 9/15/2032 ............   $ 2,056,397       2,201,038
                                                                   -------------
      Total Government National Mortgage
          Association (Cost $89,609,030) ......................       89,419,263
                                                                   -------------
US AGENCY OBLIGATIONS - 0.5%
----------------------------
Federal Home Loan Mortgage Corp.:
      4.5%, 1/15/2013 ............................   $ 3,300,000       3,338,458
      6.25%, 7/15/2004 ...........................   $ 1,000,000       1,039,592
Federal National Mortgage Association,
      6.625%, 11/15/2010 .........................   $ 5,800,000       6,783,941
                                                                   -------------
      Total US Agency Obligations
          (Cost $11,070,445) ..................................       11,161,991
                                                                   -------------
SHORT-TERM INVESTMENTS - 0.5%
-----------------------------
US Treasury Bill, 0.81%*, 10/23/2003 (d)
      (Cost $13,128,084) .........................   $13,135,000      13,127,615
                                                                   -------------

CASH EQUIVALENT - 14.2%
-----------------------
Cash Management Fund
      Institutional, 0.85% (c)
          (Cost $349,469,188) ....................   349,469,188     349,469,188

OTHER - 7.5%
------------
Scudder High Income Plus Fund (c)
      Cost $172,144,019) .........................    25,153,012     184,120,046
                                                                   -------------
      Total Investment Portfolio (a) - 110.8%
         (Cost $2,656,839,365) ................................    2,720,190,553

                                                       PRINCIPAL       MARKET
WRAPPER AGREEMENTS(b)                                   AMOUNT         VALUE
--------------------------------------------------------------------------------
Bank of America, NA
      (Book value $513,231,949;
          crediting rate 5.1%) ................................  $  (19,016,208)
CDC Financial Products, Inc.
      (Book value $418,991,478;
         crediting rate 5.41%) ................................     (24,162,059)
JP Morgan Chase Bank
      (Book value $261,641,379;
         crediting rate 5.11%) ................................      (9,763,679)
Prudential Insurance Co. of America
      (Book value $282,703,254;
         crediting rate 4.62%) ................................      (5,277,236)
Royal Bank of Canada
      (Book value $117,557,812;
         crediting rate 4.74%) ................................      (2,303,590)
Security Life of Denver Insurance Co.
      (Book value $510,875,666;
         crediting rate 4.73%) ................................     (12,007,300)
Transamerica Life Insurance & Annuity Co.
      (Book value $217,328,053;
         crediting rate 6.04%) ................................     (13,395,747)
                                                                 --------------
Total Wrapper Agreements (b) - (3.5%) .........................     (85,925,819)
Other Assets and Liabilities, Net - (7.3%) ....................    (180,249,380)
                                                                 --------------
Net Assets - 100.0% ...........................................  $2,454,015,354
                                                                 ==============
* Annualized yield at time of purchase, not a coupon rate.

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       25

SCHEDULE OF PORTFOLIO INVESTMENTS
.................................................................................
SEPTEMBER 30, 2003

PRESERVATIONPLUS INCOME PORTFOLIO
       (CONTINUED)

---------------------------
(a)  The cost for federal income tax purposes was $2,654,885,950. At September
     30, 2003, net unrealized appreciation for all securities based on tax cost was $65,304,603. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of
     $70,726,882 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,422,279.

(b)  Each Wrapper Agreement obligates the wrapper provider to maintain the Book
     Value of the portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events. The crediting rate shown is as of September 30, 2003.

(c)  Cash Management Fund Institutional and Scudder High Income Plus Fund are
     also managed by Deutsche Asset Management, Inc. The rate shown for Cash
     Management Fund Institutional is the annualized seven-day yield at period end.

(d)  At September 30, 2003, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(e)  When issued or forward delivery pools included (see Notes to Financial
     Statements).

(f)  Mortgage dollar rolls included.

144A: Security exempt from registration under 144A of the Securities Act of
     1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage
     Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

AT SEPTEMBER 30, 2003, OPEN FUTURES CONTRACTS SOLD WERE AS FOLLOWS:
                                                                                                 UNREALIZED
                                                                 AGGREGATE          MARKET      APPRECIATION
FUTURES                             EXPIRATION     CONTRACTS    FACE VALUE ($)     VALUE ($)   (DEPRECIATION)($)
-------                             ----------     ---------    --------------     ---------   -----------------
Canada 10-Year Bond............     12/18/2003       2,945        233,939,408     240,759,124    (6,819,716)
Liffe Gilt Future..............     12/29/2003         693        134,479,609     136,331,380    (1,851,771)
                                                                                                  ---------
TOTAL NET UNREALIZED DEPRECIATION ON OPEN FUTURES CONTRACTS .................................    (8,671,487)
                                                                                                  ---------

AT SEPTEMBER 30, 2003, OPEN FUTURES CONTRACTS PURCHASED WERE AS FOLLOWS:
                                                                                                 UNREALIZED
                                                                 AGGREGATE          MARKET      APPRECIATION
FUTURES                             EXPIRATION     CONTRACTS    FACE VALUE ($)     VALUE ($)   (DEPRECIATION)($)
-------                             ----------     ---------    --------------     ---------   -----------------
Australian 10-Year  Bond.......     12/15/2003         455         29,102,801     29,842,673        739,872
Euro Bond......................     12/08/2003         475         62,481,140     63,702,034      1,220,894
Japan 10-Year Bond.............     12/11/2003          34         41,388,324     41,689,299        300,975
US Treasury 10-Year Note.......     12/19/2003       2,083        227,068,868    238,763,875     11,695,007
                                                                                                 ----------
TOTAL NET UNREALIZED APPRECIATION ON OPEN FUTURES CONTRACTS ................................     13,956,748
                                                                                                 ----------
The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The
"aggregate face value" presented above represents the Portfolio's total exposure in such contracts.

                            SEE ACCOMPANYING NOTES.
--------------------------------------------------------------------------------
                                       26

--------------------------------------------------------------------------------
PRESERVATIONPLUS INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
ASSETS
Investments in securities, at value* (cost $2,656,839,365) ....  $2,720,190,553
Cash ..........................................................       3,652,542
Receivable for investments sold ...............................       6,742,061
Dividends receivable ..........................................         312,649
Interest receivable ...........................................      13,938,132
Receivable for daily variation margin on open futures contracts       8,938,671
Unrealized appreciation on forward currency exchange contracts       28,797,689
Other assets ..................................................              96
                                                                 --------------
Total assets ..................................................   2,782,572,393
                                                                 --------------
LIABILITIES
Payable for investments purchased .............................      97,374,326
Wrapper agreements ............................................      85,925,819
Payable for when-issued and forward delivery securities .......      18,903,399
Payable for investments purchased-- mortgage dollar rolls .....     105,202,155
Unrealized depreciation on forward currency exchange contracts       17,812,207
Accrued advisory fee ..........................................       1,058,910
Other accrued expenses and payables ...........................       2,280,223
                                                                 --------------
Total liabilities .............................................     328,557,039
                                                                 --------------
NET ASSETS, AT VALUE ..........................................  $2,454,015,354
                                                                 ==============

* Includes investments in affiliated investment companies of $533,589,234.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME
Income:
     Interest .................................................  $   61,776,139
     Credit rate income .......................................      11,439,364
     Mortgage dollar roll income ..............................       1,936,000
     Dividends from affiliated investment companies ...........      17,575,647
                                                                 --------------
Total Income ..................................................      92,727,150
                                                                 --------------
Expenses:
     Advisory fee .............................................      11,339,303
     Wrapper fees .............................................       3,655,049
     Administrator service fee ................................         907,875
     Auditing .................................................          49,974
     Legal ....................................................           7,969
     Trustees' fees and expenses ..............................          17,344
     Other ....................................................          38,286
                                                                 --------------
Total expenses, before expense reductions .....................      16,015,800
Expense reductions ............................................      (1,492,773)
                                                                 --------------
Total expenses, after expense reductions ......................      14,523,027
                                                                 --------------
NET INVESTMENT INCOME .........................................      78,204,123
                                                                 --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) from:
     Investments ..............................................      12,151,460
     Futures ..................................................      (7,527,760)
     Foreign currency related transactions ....................       8,787,788
                                                                 --------------
                                                                     13,411,488
                                                                 --------------
Net unrealized appreciation (depreciation) during the period on:
Investments ...................................................      26,234,744
Futures .......................................................       4,375,892
Foreign currency related transactions .........................      10,251,243
Wrapper agreements ............................................     (56,209,367)
                                                                 --------------
                                                                    (15,347,488)
                                                                 --------------
Net gain (loss) on investments ................................      (1,936,000)
                                                                 --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $   76,268,123
                                                                 ==============

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                       27

--------------------------------------------------------------------------------
PRESERVATIONPLUS INCOME PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                                             FOR THE                FOR THE
                                                                           YEAR ENDED              YEAR ENDED
                                                                       SEPTEMBER 30, 2003       SEPTEMBER 30, 2002
                                                                       ------------------       ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income ................................................   $    78,204,123         $    27,937,831
Net realized gain (loss) on investment transactions ..................        13,411,488               5,785,827
Net unrealized appreciation (depreciation) on investments, futures and
     foreign currency related transactions during the period .........        40,861,879              26,790,076
Net unrealized appreciation (depreciation) on wrapper
     agreements during the period ....................................       (56,209,367)            (32,575,903)
                                                                         ---------------         ---------------
Net increase (decrease) in net assets resulting from operations ......        76,268,123              27,937,831
                                                                         ---------------         ---------------
Capital transactions in shares of beneficial interest:
Proceeds from capital invested .......................................     1,718,325,126             836,085,058
Value of capital withdrawn ...........................................      (351,572,336)            (79,831,430)
                                                                         ---------------         ---------------
Net increase (decrease) in net assets from capital
     transactions in shares of beneficial interest ...................     1,366,752,790             756,253,628
                                                                         ---------------         ---------------
Increase (decrease) in net assets ....................................     1,443,020,913             784,191,459

Net assets at beginning of period ....................................     1,010,994,441             226,802,982
                                                                         ---------------         ---------------
NET ASSETS AT END OF PERIOD ..........................................   $ 2,454,015,354         $ 1,010,994,441
                                                                         ===============         ===============

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the PreservationPlus Income Portfolio.

                                             FOR THE             FOR THE             FOR THE          FOR THE            FOR THE
                                            YEAR ENDED          YEAR ENDED          YEAR ENDED       YEAR ENDED        PERIOD ENDED
                                          SEPT. 30, 2003      SEPT. 30, 2002      SEPT. 30, 2001   SEPT. 30, 2000     SEPT. 30, 1999(a)
                                          --------------      --------------      --------------   --------------     -----------------
RATIOS TO AVERAGE NET ASSETS
     AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions) ..   $    2,454          $    1,011        $      227        $      201        $       26

Ratios of expenses before expense
     reductions (%) .....................          .88*                .93              1.01               .99              1.41*

Ratio of expenses after expense
     reductions (%) .....................          .80*                .80               .80               .35               .49*

Ratio of net investment income (loss) (%)         4.31*               5.21              6.37              7.33              6.47*

Portfolio turnover rate (%) .............          244*                 62                13                --(b)            149

Total Investment Return (%)(c) ..........         4.33**              5.53              6.58              7.30              4.61**

(a) For the period December 23, 1998 (commencement of operations) to September 30, 1999.

(b) Less than 1%.

(c) Total return would have been lower had certain expenses not been reduced.

* Annualized
**Not annualized

                        SEE NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                       28

--------------------------------------------------------------------------------
PRESERVATIONPLUS INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

A. SIGNIFICANT ACCOUNTING POLICIES

PreservationPlus Income Portfolio ("PreservationPlus Income Portfolio" or the
"Portfolio") is a diversified series of Scudder Investment Portfolios (formerly
BT Investment Portfolios) (the "Trust"), which is registered under the
Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates.
The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management Fund Institutional are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Wrapper Agreements generally will be equal to the difference between the Book
Value of the Wrapper Agreements and Market Value (plus accrued interest on the underlying securities) of the covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in
performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The
Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the
Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset;
otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts.
Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

WHEN-ISSUED/DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the
Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

--------------------------------------------------------------------------------
                                       29

--------------------------------------------------------------------------------
PRESERVATIONPLUS INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLLS. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments.
Additionally, the value of such securities may change adversely before the
Portfolio is able to repurchase them.

FEDERAL INCOME TAXES. The Portfolio is considered a partnership under the
Internal Revenue Code. Therefore, no federal income tax provision is required.

OTHER. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. The credit rate interest is accrued daily and represents the difference between actual interest earned on covered assets under the Portfolio's Wrapper Agreements and the product of the Book Value of the Wrapper Agreements multiplied by the crediting rate as determined pursuant to the Wrapper Agreements.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses (including Wrapper Agreements) from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. PURCHASES AND SALES OF SECURITIES

During the year ended September 30, 2003, purchase and sales of investment securities (excluding short-term instruments, US Treasury obligations and mortgage dollar roll transactions) aggregated $3,500,936,296 and $2,272,956,467, respectively. Purchases and sales of US Treasury obligations aggregated
$1,345,246,081 and $1,215,119,819, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $612,307,569 and $614,243,534, respectively.

C. RELATED PARTIES

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche
Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the
Portfolio and Investment Company Capital Corporation ("ICCC" or the
"Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

INVESTMENT ADVISORY AGREEMENT. Under the Investment Advisory Agreement, the
Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.70% of the
Portfolio's average daily net assets, computed and accrued daily and payable monthly. These fees are not charged on assets invested in affiliated Money
Market funds. These fees are reduced to 0.10% on assets invested in Scudder High
Income Plus Fund.

For the year ended September 30, 2003, the Advisor and Administrator maintained the annualized expenses of the Portfolio at not more than 0.80% of the
Portfolio's average daily net assets. The amount of the waiver and whether the
Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Accordingly, for the year ended September 30, 2003, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $1,492,773 and the amount imposed aggregated $9,846,530, which was equivalent to an annual effective rate of 0.54% of the Portfolio's average net assets.

ADMINISTRATOR SERVICE FEE. ICCC serves as Administrator and receives a fee (the
"Administrator Service Fee") of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the year ended
September 30, 2003, the Administrator Service Fee was $907,875, of which $22,601 is unpaid at September 30, 2003.

Effective June 6, 2003, State Street Bank and Trust Company is the Portfolio's
custodian. Prior to June 6, 2003, Deutsche Bank Trust Company Americas (formerly
Bankers Trust Company), an affiliate of the Advisor, served as the Portfolio's custodian.

OTHER. The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc. Distributions from
Cash Management Fund Institutional to the Portfolio for the year ended September
30, 2003 totaled $3,493,385.

To gain exposure to high yield debt securities, the Portfolio may purchase high yield debt securities directly or invest in the Scudder High Income Plus Fund, an affiliated mutual fund. The Portfolio will reduce its advisory fee to 0.10%
of its average daily net assets with respect to its assets invested in the
Scudder High Income Plus Fund. Distributions from Scudder High Income Plus Fund to the Portfolio for the year ended September 30, 2003 totaled $14,082,262.

TRUSTEES' FEES AND EXPENSES. The Portfolio pays each Trustee not affiliated with the Advisor retainer fees plus specified amounts for attended board and committee meetings.

D. FORWARD FOREIGN CURRENCY COMMITMENTS

As of September 30, 2003, the Portfolio had the following open forward foreign currency exchange contracts:

                                                                     NET
                                                  SETTLEMENT      UNREALIZED
    CONTRACTS TO DELIVER       IN EXCHANGE FOR       DATE        APPRECIATION
----------------------------   -----------------  ----------     ------------
USD               70,880,696   AUD   111,509,000   10/7/2003     $ 4,556,450
USD                3,700,055   AUD     5,540,000   10/7/2003          47,820
USD               74,753,557   CAD   104,042,000   10/3/2003       2,342,247
USD              115,184,056   EUR   106,825,000   10/6/2003       9,204,087
USD                8,089,930   EUR     7,169,000   10/6/2003         257,728
USD              193,680,527   GBP   123,786,000   10/6/2003      11,917,034
USD                8,436,827   GBP     5,215,000   10/6/2003         224,825
USD                8,745,014   JPY 1,004,461,000   10/6/2003         247,498
                                                                 -----------
Total unrealized appreciation                                   $ 28,797,689

                                                                     NET
                                                  SETTLEMENT      UNREALIZED
    CONTRACTS TO DELIVER       IN EXCHANGE FOR       DATE        APPRECIATION
----------------------------   -----------------  ----------     ------------
CHF              303,984,000   USD   214,246,749   10/6/2003    $ (15,964,068)
JPY            5,237,344,000   USD    45,133,954   10/6/2003       (1,753,756)
CAD                4,906,000   USD     3,591,377   10/3/2003          (44,002)
CHF                1,562,000   USD     1,132,541   10/6/2003          (50,381)
                                                                -------------
Total unrealized depreciation                                   $ (17,812,207)

--------------------------------------------------------------------------------
                                       30

--------------------------------------------------------------------------------
PRESERVATIONPLUS INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

CURRENCY ABBREVIATION
---------------------
AUD        Australian Dollar    GBP               British Pound
CAD        Canadian Dollar      JPY               Japanese Yen
CHF        Swiss Franc          USD               US Dollars
EUR        Euro

E. LINE OF CREDIT

Prior to April 11, 2003, the Portfolio and several other affiliated funds (the
"Participants") shared in a $200 million revolving credit facility administered by a syndicate of banks for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants were charged an annual commitment fee which was allocated, pro rata based upon net assets, among each of the
Participants. Interest was calculated at the Federal Funds Rate plus 0.625 percent.

Effective April 11, 2003, the Portfolio entered into a new revolving credit facility administered by J.P. Morgan Chase Bank that provides $1.25 billion of credit coverage. The new revolving credit facility covers the funds and portfolios advised or administered by DeAM, Inc. or its affiliates. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. WRAPPER AGREEMENTS

The Portfolio enters into Wrapper Agreements with insurance companies, banks or other financial institutions that are designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there is no market for Wrapper Agreements they are considered illiquid.

A Wrapper Agreement obligates the wrapper provider to maintain the "Book Value"
of the securities covered by the Wrapper Agreement (the "covered assets") up to specified amounts, under certain circumstances. Book Value of the covered assets is generally deposits, plus interest accrued at a crediting rate established under the Wrapper Agreement, less any adjustments for withdrawals or for defaulted or impaired securities (as specified in the Wrapper Agreement). In general, if the Book Value of the Wrapper Agreement exceeds the market value of the covered assets (including accrued interest), the wrapper provider becomes obligated to pay the difference to the Portfolio in the event of shareholder redemptions. On the other hand, if the Book Value of the Wrapper Agreement is less than the market value of the covered assets (including accrued interest), the Portfolio becomes obligated to pay the difference to the wrapper provider in the event of shareholder redemptions. The circumstances under which payments are made and the timing of payments between the Portfolio and the wrapper providers may vary based on the terms of the Wrapper Agreements. At September 30, 2003, approximately 67% (based on Book Value) of the Portfolio's Wrapper Agreements generally require that payments to or from the wrapper provider do not arise until withdrawals exceed a specified percentage (ranging from 35% to 50%) of the covered assets and approximately 33% of the Portfolio's Wrapper Agreements generally require that payments to or from the wrapper provider do not arise until all of the covered assets have been liquidated, after which time payment covering the difference between Book Value and covered market value will occur.
There were no such payments to or from the wrapper providers during the year ended September 30, 2003.

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The
Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal.

G. WRAPPER AGREEMENT VALUATION

The staff of the Securities and Exchange Commission has inquired as to the valuation methodology for Wrapper Agreements utilized by "stable value" mutual funds including this Portfolio. In the event that the commissioners of the
Securities and Exchange Commission determine that the valuation method currently utilized by "stable value" mutual funds is no longer an acceptable practice, and wrapper contracts should be valued based on their probable cash flows, the fair value of the Wrapper Agreements would be different. To the extent that the
Wrapper Agreements are valued as a payable/receivableunder the current method, the change would result in an increase/decrease in net assets. At September 30,
2003, the Wrapper Agreements had a fair value of $85,925,819, which the
Portfolio reflected as a payable to the wrapper providers.

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                                       31

--------------------------------------------------------------------------------
PRESERVATIONPLUS INCOME PORTFOLIO

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES OF SCUDDER
INVESTMENT PORTFOLIOS AND THE SHAREHOLDERS OF
THE PRESERVATIONPLUS INCOME PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, of PreservationPlus Income Portfolio (the
"Portfolio") as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period December 23, 1998
(commencement of operations)through September 30, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the Portfolio's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
PreservationPlus Income Portfolio at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended and for the period December 23, 1998
(commencement of operations) through September 30, 1999, in conformity with accounting principles generally accepted in the United States.

Philadelphia, Pennsylvania
November 7, 2003

--------------------------------------------------------------------------------
                                       32

DIRECTOR DISCLOSURE
.................................................................................
SEPTEMBER 30, 2003

                                                                                                                               NUMBER OF
                                                                                   PRINCIPAL                                   PORTFOLIOS IN
NAME,                          POSITION(S)            TERM OF                      OCCUPATION(S)                               FUND COMPLEX
ADDRESS AND                    HELD WITH              OFFICE AND                   DURING THE PAST                             OVERSEEN BY
DATE OF BIRTH                  THE FUND               LENGTH OF TIME SERVED        5 YEARS                                     THE DIRECTOR
---------------------------------------------------------------------------------------------------------------------------------------------
Donald A. Chubb, Jr.           Director**             1994 to present***           Business broker,                                  38
One Security Benefit Place                                                           Griffith & Blair Realtors
Topeka, KS 66636-0001                                                              Manager, Star Sign, Inc.
12/14/46

Penny A. Lumpkin               Director**             1993 to present***           President, Vivian's Gift Shop                     38
One Security Benefit Place                                                         Vice President,Palmer Companies, Inc.
Topeka, KS 66636-0001                                                              Vice President,Bellairre Shopping Center
08/20/39                                                                           Partner, Goodwin Ent.
                                                                                   Partner, Town Crier
                                                                                   Vice President and Treasurer, Palmer News, Inc.
                                                                                   Vice President, M/S News, Inc.
                                                                                   Secretary, Kansas City Periodicals

Mark L. Morris, Jr.            Director**             1991 to present***           Independent Investor, Morris Co.                  38
One Security Benefit Place                                                         Partner, Mark Morris Associates
Topeka, KS 66636-0001
02/03/34

Maynard F. Oliverius           Director               1998 to present***           President & CEO, Stormont Vail HealthCare         38
One Security Benefit Place
Topeka, KS 66636-0001
12/18/43

John D. Cleland                Chairman of the Board  February 2000 to present***  Sr. Vice President and Managing Member            38
One Security Benefit Place     Director*              1991 to present***             Representative, Security Management Company, LLC
Topeka, KS 66636-0001                                                              Sr. Vice President, Security Benefit Group, Inc.
05/01/36                                                                           Sr. Vice President, Security Benefit
                                                                                     Life Insurance Co.
                                                                                   Director & Vice President, Security
                                                                                     Distributors, Inc.

James R. Schmank               President              February 2000 to present***  President and Managing Member Representative,     38
One Security Benefit Place     Director*              1997 to present***             Security Management Company, LLC
Topeka, KS 66636-0001                                                              Sr.Vice President, Security Benefit Group, Inc.
02/21/53                                                                           Sr.Vice President, Security Benefit Life
                                                                                     Insurance Co.
                                                                                   Director, Security Distributors, Inc.

*These directors are deemed to be "interested persons" of the Fund under the
Investment Company Act of 1940, as amended, by reason of their posi- tions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

The statement of additional information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling
1-800-888-2461.

--------------------------------------------------------------------------------
                                       33

THE SECURITY GROUP OF
MUTUAL FUNDS
--------------------------------------------------------------------------------
Security Large Cap Value Fund

Security Equity Fund

        o    Equity Series

        o    Global Series

        o    Social Awareness Series

        o    Mid Cap Value Series

        o    Small Cap Growth Series

        o    Enhanced Index Series

        o    International Series

        o    Select 25 Series

        o    Large Cap Growth Series

        o    Technology Series

        o    Alpha Opportunity Series

Security Mid Cap Growth Fund

Security Income Fund

        o    Diversified Income Series

        o    High Yield Series

        o    Capital Preservation Series

Security Municipal Bond Fund

Security Cash Fund

This report is submitted for the general information of the shareholders of the
Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

SECURITY FUNDS
OFFICERS AND DIRECTORS
--------------------------------------------------------------------------------

DIRECTORS
---------

Donald A. Chubb, Jr.
John D. Cleland
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Maynard F. Oliverius
James R. Schmank

OFFICERS
--------

John D. Cleland,
CHAIRMAN OF THE BOARD
James R. Schmank,
PRESIDENT
Steven M. Bowser,
VICE PRESIDENT
Thomas A. Swank,
VICE PRESIDENT
Amy J. Lee,
SECRETARY
Christopher D. Swickard,
ASSISTANT SECRETARY
Brenda M. Harwood,
TREASURER

One Security Benefit Place                                            [INDICA]
Topeka, KS 66636-0001

SDI 803 (R11-03)                                                     46-08034-00

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. A copy of the Registrant's code of ethics is filed herewith as Exhibit 10(a)(1). No amendments were made to the provisions of the code of ethics during the period covered by this report.
No implicit or explicit waivers to the provisions of the code of ethics were granted during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Directors has determined that Maynard Oliverius, a member of the Audit Committee of the Board, is an audit committee financial expert. Mr. Oliverius is "independent" for purposes of this item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not required at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  RESERVED.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  RESERVED.

ITEM 9.  CONTROLS AND PROCEDURES.

         (a)      The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as
                  defined in rule 30a-3(c) under the Investment Company Act of
                  1940) are effective based on their evaluation of these
                  disclosure controls and procedures within 90 days of the
                  filing date of this report on Form N-CSR.

         (b)      There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a)      (1) Code of Ethics pursuant to Item 2 above.

                  (2) Certifications pursuant to Section 302 of the
                      Sarbanes-Oxley Act of 2002 and required by Rule
                      30a-2(a) under the Investment Company Act of 1940,
                      are attached hereto.

         (b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley
                  Act of 2002 and required by Rule 30a-2(a) under the Investment
                  Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                       SECURITY INCOME FUND

                                       By:    /s/ JAMES R. SCHMANK
                                              ----------------------------------
                                              James R. Schmank, President

                                       Date:  December 1, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                       By:    /s/ JAMES R. SCHMANK
                                              ----------------------------------
                                              James R. Schmank, President

                                       Date:  December 1, 2003

                                       By:    /s/ BRENDA M. HARWOOD
                                              ----------------------------------
                                              Brenda M. Harwood, Treasurer

                                       Date:  December 1, 2003